UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21323

Eaton Vance Limited Duration Income Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

Semiannual Report October 31, 2005

EATON VANCE
LIMITED
DURATION
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker–dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Limited Duration Income Fund as of October 31, 2005

INVESTMENT UPDATE

The Fund

Performance for the Six Months Ended October 31, 2005

•                  Based on its October 2005 monthly dividend of $0.1261 and a closing share price of $16.78, Eaton Vance Limited Duration Income Fund, a closed-end fund (the “Fund”) traded on the American Stock Exchange (“AMEX”), had a market yield of
9.02%.(1)

•                  Based on share price (traded on AMEX), the Fund had a total return of -1.07% for the six months ended October 31, 2005. That return was the result of a decrease in share price from $17.69 on April 30, 2005 to $16.78 on October 31, 2005 and the reinvestment of $0.757 in monthly dividends.

•                  Based on net asset value, the Fund had a total return of 2.77% for the six months ended October 31, 2005.(2) That return was the result of a decrease in net asset value per share from $18.43 on April 30, 2005, to $18.16 on October 31, 2005, and the reinvestment of all distributions.

Management Discussion

•                  The Fund’s managers continued to diversify the Fund’s bond and senior loan investments along industry lines. The Fund had exposure to companies that typically respond to economic growth, as well as non-cyclical companies whose earnings are less dependent on economic expansion. At October 31, 2005, the Fund’s investments spanned 39 industries, with no single industry representing more than 6.4% of the Fund’s net assets.

•                  The loan market performed well, as short-term interest rates rose throughout the six-month period and the London Inter-Bank Offered Rate (LIBOR) – the primary benchmark over which loan interest rates typically are set – kept pace with the Federal Reserve’s rate hikes. Due to continued tight loan demand/supply conditions, credit spreads narrowed to just below their historical range. The loan market outperformed the high-yield bond market during the period.

•                  The Fund’s high-yield investments were buffeted by a market setback in March 2005 that was sparked by a downgrade of Ford and General Motors corporate debt, as well as concerns about rising energy costs and high valuations. Spreads on high-yield bonds rose to 425 basis points (4.25 percentage points) above Treasuries. Conditions improved during the summer and into the fall, however, and spreads narrowed to approximately 3.60 percentage points over Treasuries at October 31, 2005. Management maintained a defensive posture for much of the period. High-yield performance benefited from solid contributions in the telecom sector, particularly wireless companies, while paper and packaging, which were underweighted, detracted from absolute returns due to higher raw materials and energy costs.

•                  Within the mortgage-backed securities (MBS) segment, the Fund’s investments remained focused on seasoned MBS. Spreads on seasoned MBS narrowed significantly relative to Treasuries, partially offsetting the Federal Reserve rate hikes and helping the Fund’s MBS holdings to make a positive contribution to its relative returns. In spite of significant tightening, spreads remain above their historical lows. Prepayment rates fell to near 25% by October 31, 2005, well below their peak around 50% in December 2003. The decline in prepayment rates was welcome news to investors.

•                  At October 31, 2005, the Fund had leverage in the amount of approximately 33.5% of the Fund’s total assets. The Fund is leveraged through the issuance of Auction Preferred Shares and its securities lending program. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

(1)       The Fund’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.

(2)       Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares and its securities lending program. In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Eaton Vance Limited Duration Income Fund as of October 31, 2005

FUND PERFORMANCE

Performance(1)

Average Annual Total Return (by share price, AMEX)
One Year	-5.12%
Life of Fund (5/30/03)	2.90

Average Annual Total Return (at net asset value)
One Year	3.92%
Life of Fund (5/30/03)	6.30

(1)       Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares and its securities lending program. In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares and securities lending.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Fund Allocations(2)

By Total Investments

(2)          Fund Allocations are shown as a percentage of the Fund’s total investments as of 10/31/05. Fund allocations may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 47.9%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 0.7%
Alliant Techsystems, Inc.
$741,000	Term Loan, 5.23%, Maturing March 31, 2009	$745,400
CACI International, Inc.
1,354,375	Term Loan, 5.23%, Maturing May 3, 2011	1,369,893
Hexcel Corp.
1,299,111	Term Loan, 5.81%, Maturing March 1, 2012	1,312,914
K&F Industries, Inc.
2,945,950	Term Loan, 6.38%, Maturing November 18, 2012	2,980,933
Mid-Western Aircraft Systems
1,082,288	Term Loan, 6.41%, Maturing December 31, 2011	1,097,575
Standard Aero Holdings, Inc.
677,308	Term Loan, 6.25%, Maturing August 24, 2012	685,986
Transdigm, Inc.
5,220,500	Term Loan, 6.19%, Maturing July 22, 2010	5,303,156
Vought Aircraft Industries, Inc.
1,320,612	Term Loan, 6.59%, Maturing December 22, 2011	1,335,634
Wyle Laboratories, Inc.
313,425	Term Loan, 6.46%, Maturing January 28, 2011	317,930
		$15,149,421
Air Transport — 0.1%
Delta Air Lines, Inc.
$2,000,000	Term Loan, 12.89%, Maturing March 16, 2008	$2,043,334
United Airlines, Inc.
987,510	DIP Loan, 7.96%, Maturing December 31, 2005	999,546
		$3,042,880
Automotive — 2.2%
Accuride Corp.
$2,608,995	Term Loan, 6.18%, Maturing January 31, 2012	$2,629,215
Affina Group, Inc.
1,145,959	Term Loan, 6.40%, Maturing November 30, 2011	1,148,287
Axletech International Holding
1,950,000	Term Loan, 12.25%, Maturing April 21, 2013	1,969,500
Collins & Aikman Products Co.
1,256,938	Term Loan, 10.25%, Maturing August 31, 2011	1,209,129
CSA Acquisition Corp.
1,017,726	Term Loan, 6.06%, Maturing December 23, 2011	1,024,087
644,711	Term Loan, 6.06%, Maturing December 23, 2011	648,740
Dayco Products, LLC
2,948,964	Term Loan, 7.04%, Maturing June 23, 2011	2,983,983

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
Exide Technologies
$653,372	Term Loan, 9.37%, Maturing May 5, 2010	$658,273
653,372	Term Loan, 9.37%, Maturing May 5, 2010	657,456
Federal-Mogul Corp.
5,626,706	Term Loan, 7.83%, Maturing December 31, 2005	5,640,773
Goodyear Tire & Rubber Co.
950,000	Term Loan, 3.50%, Maturing April 30, 2010	958,483
3,185,000	Term Loan, 7.06%, Maturing April 30, 2010	3,216,519
1,000,000	Term Loan, 7.81%, Maturing March 1, 2011	994,250
HLI Operating Co., Inc.
2,269,423	Term Loan, 7.15%, Maturing June 3, 2009	2,266,384
600,000	Term Loan, 9.26%, Maturing June 3, 2010	592,000
Key Automotive Group
1,105,530	Term Loan, 6.86%, Maturing June 29, 2010	1,105,530
R.J. Tower Corp.
1,880,000	DIP Revolving Loan, 7.25%, Maturing February 2, 2007	1,915,641
Tenneco Automotive, Inc.
1,861,375	Term Loan, 6.08%, Maturing December 12, 2009	1,892,495
817,670	Term Loan, 6.11%, Maturing December 12, 2010	831,340
TI Automotive, Ltd.
1,371,884	Term Loan, 6.91%, Maturing June 30, 2011	1,349,591
Trimas Corp.
4,683,754	Term Loan, 7.69%, Maturing December 31, 2009	4,734,493
TRW Automotive, Inc.
1,985,000	Term Loan, 4.94%, Maturing October 31, 2010	2,000,136
2,308,294	Term Loan, 5.25%, Maturing June 30, 2012	2,333,060
United Components, Inc.
1,446,667	Term Loan, 6.26%, Maturing June 30, 2010	1,470,175
		$44,229,540
Beverage and Tobacco — 0.7%
Alliance One International, Inc.
$960,175	Term Loan, 6.73%, Maturing May 13, 2010	$960,175
Constellation Brands, Inc.
5,341,371	Term Loan, 5.66%, Maturing November 30, 2011	5,405,804
Culligan International Co.
1,188,000	Term Loan, 6.47%, Maturing September 30, 2011	1,203,345
National Dairy Holdings, L.P.
1,328,350	Term Loan, 6.08%, Maturing March 15, 2012	1,339,143
National Distribution Company
950,000	Term Loan, 10.56%, Maturing June 22, 2010	952,375
Southern Wine & Spirits of America, Inc.
4,319,291	Term Loan, 5.53%, Maturing May 31, 2012	4,364,285
Sunny Delight Beverages Co.
444,706	Term Loan, 8.25%, Maturing August 20, 2010	448,597
		$14,673,724

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Building and Development — 3.6%
Biomed Realty, L.P.
$3,690,000	Term Loan, 6.11%, Maturing May 31, 2010	$3,694,612
DMB/CHII, LLC
156,820	Term Loan, 6.44%, Maturing March 3, 2007	157,212
Formica Corp.
273,720	Term Loan, 9.03%, Maturing June 10, 2010	275,089
189,514	Term Loan, 9.03%, Maturing June 10, 2010	190,462
96,919	Term Loan, 9.03%, Maturing June 10, 2010	97,403
78,206	Term Loan, 9.03%, Maturing June 10, 2010	78,597
FT-FIN Acquisition, LLC
1,424,157	Term Loan, 8.56%, Maturing November 17, 2007	1,427,718
General Growth Properties, Inc.
9,940,876	Term Loan, 6.09%, Maturing November 12, 2008	10,062,234
Hovstone Holdings, LLC
1,485,000	Term Loan, 6.29%, Maturing February 28, 2009	1,488,712
Kyle Acquisition Group, LLC
597,181	Term Loan, 6.06%, Maturing July 20, 2008	604,646
552,819	Term Loan, 6.06%, Maturing July 20, 2010	559,729
Landsource Communities, LLC
1,002,000	Term Loan, 6.50%, Maturing March 31, 2010	1,011,081
Lion Gables Realty Limited. Par
1,968,474	Term Loan, 5.63%, Maturing September 30, 2006	1,979,054
LNR Property Corp.
5,272,239	Term Loan, 6.73%, Maturing February 3, 2008	5,315,076
1,399,850	Term Loan, 6.89%, Maturing February 3, 2008	1,408,599
LNR Property Holdings
1,045,000	Term Loan, 8.23%, Maturing February 3, 2008	1,049,572
MAAX Corp.
809,201	Term Loan, 6.75%, Maturing June 4, 2011	805,155
Mueller Group, Inc.
2,925,000	Term Loan, 6.40%, Maturing October 3, 2012	2,967,570
NCI Building Systems, Inc.
844,375	Term Loan, 4.94%, Maturing June 18, 2010	848,861
Newkirk Master, L.P.
4,591,660	Term Loan, 6.02%, Maturing August 11, 2008	4,660,535
Newkirk Tender Holdings, LLC
1,798,216	Term Loan, 8.59%, Maturing May 25, 2006	1,802,712
2,333,333	Term Loan, 10.09%, Maturing May 25, 2006	2,339,167
Nortek, Inc.
2,029,500	Term Loan, 5.92%, Maturing August 27, 2011	2,053,347
Panolam Industries Holdings
725,000	Term Loan, 6.77%, Maturing September 30, 2012	735,875
Ply Gem Industries, Inc.
2,132,331	Term Loan, 6.16%, Maturing February 12, 2011	2,146,991
313,334	Term Loan, 6.16%, Maturing February 12, 2011	315,489
799,005	Term Loan, 6.64%, Maturing February 12, 2011	804,498

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
South Edge, LLC
$612,500	Term Loan, 5.31%, Maturing October 31, 2007	$615,307
2,287,500	Term Loan, 5.56%, Maturing October 31, 2009	2,312,280
St. Marys Cement, Inc.
1,969,937	Term Loan, 6.02%, Maturing December 4, 2010	2,004,411
Stile Acquisition Corp.
976,756	Term Loan, 6.20%, Maturing April 6, 2013	974,258
Stile U.S. Acquisition Corp.
978,419	Term Loan, 6.20%, Maturing April 6, 2013	975,918
Sugarloaf Mills, L.P.
1,000,000	Term Loan, 5.79%, Maturing April 7, 2007	1,005,000
2,000,000	Term Loan, 6.94%, Maturing April 7, 2007	2,000,000
TE/Tousa Senior, LLC
1,750,000	Term Loan, 6.56%, Maturing August 1, 2008	1,778,437
The Macerich Partnership, L.P.
1,433,223	Term Loan, 5.66%, Maturing July 30, 2007	1,435,910
1,465,000	Term Loan, 5.63%, Maturing April 25, 2010	1,475,987
The Woodlands Community Property Co.
1,174,000	Term Loan, 6.11%, Maturing November 30, 2007	1,181,337
367,000	Term Loan, 8.11%, Maturing November 30, 2007	372,505
Tousa/Kolter, LLC
2,330,000	Term Loan, 6.11%, Maturing January 7, 2008(2)	2,341,650
Tower Financing, LLC
2,750,000	Term Loan, 7.54%, Maturing April 8, 2008	2,753,437
Trustreet Properties, Inc.
1,025,000	Term Loan, 5.86%, Maturing April 8, 2010	1,034,609
Whitehall Street Real Estate, L.P.
2,000,000	Term Loan, 7.83%, Maturing September 11, 2006(3)	2,033,600
		$73,174,642
Business Equipment and Services — 1.9%
Acco Brands Corp.
$755,000	Term Loan, 5.73%, Maturing August 17, 2012	$764,532
Affinion Group, Inc.
2,650,000	Term Loan, 6.91%, Maturing October 17, 2012	2,633,989
Allied Security Holdings, LLC
807,500	Term Loan, 7.78%, Maturing June 30, 2010	818,603
Baker & Taylor, Inc.
2,850,000	Term Loan, 10.65%, Maturing May 6, 2011	2,885,625
DynCorp International, LLC
1,353,200	Term Loan, 6.75%, Maturing February 11, 2011	1,358,839
Global Imaging Systems, Inc.
2,399,461	Term Loan, 5.38%, Maturing May 10, 2010	2,417,457
Info USA, Inc.
754,688	Term Loan, 6.78%, Maturing June 9, 2010	756,574

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
Iron Mountain, Inc.
$2,655,925	Term Loan, 5.63%, Maturing April 2, 2011	$2,683,730
1,985,000	Term Loan, 5.72%, Maturing April 2, 2011	2,004,231
Language Line, Inc.
2,885,680	Term Loan, 8.45%, Maturing June 11, 2011	2,912,012
Mitchell International, Inc.
416,950	Term Loan, 6.15%, Maturing August 13, 2011	420,990
Protection One, Inc.
1,092,355	Term Loan, 6.91%, Maturing April 18, 2011	1,105,669
Sungard Data Systems, Inc.
15,097,163	Term Loan, 6.28%, Maturing February 11, 2013	15,247,274
Transaction Network Services, Inc.
987,829	Term Loan, 5.85%, Maturing May 4, 2012	997,707
Western Inventory Services
625,000	Term Loan, 10.77%, Maturing October 14, 2011	631,250
Williams Scotsman, Inc.
1,000,000	Term Loan, 6.66%, Maturing June 27, 2010	1,013,125
		$38,651,607
Cable and Satellite Television — 3.2%
Adelphia Communications Corp.
$3,670,546	DIP Loan, 6.31%, Maturing March 31, 2006	$3,688,898
Atlantic Broadband Finance, LLC
1,935,000	Term Loan, 6.52%, Maturing September 1, 2011	1,968,862
Bragg Communications, Inc.
2,165,631	Term Loan, 5.86%, Maturing August 31, 2011	2,196,762
Bresnan Communications, LLC
6,500,000	Term Loan, 7.48%, Maturing September 30, 2010	6,597,500
Canadian Cable Acquisition Co., Inc.
495,000	Term Loan, 7.02%, Maturing July 30, 2011	500,105
Cebridge Connections, Inc.
1,576,000	Term Loan, 9.95%, Maturing February 23, 2010	1,585,850
Charter Communications Operating, LLC
13,092,785	Term Loan, 7.50%, Maturing April 27, 2011	13,142,433
Insight Midwest Holdings, LLC
9,303,826	Term Loan, 6.06%, Maturing December 31, 2009	9,446,296
MCC Iowa, LLC
3,620,000	Term Loan, 5.35%, Maturing March 31, 2010	3,620,753
2,463,894	Term Loan, 6.03%, Maturing February 3, 2014	2,502,392
Mediacom Illinois, LLC
4,863,250	Term Loan, 6.28%, Maturing March 31, 2013	4,944,559
NTL, Inc.
2,600,000	Term Loan, 7.14%, Maturing April 13, 2012	2,613,216
Patriot Media and Communications
600,000	Term Loan, 9.00%, Maturing October 6, 2013	612,563

Principal Amount	Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
Rainbow National Services, LLC
$3,113,020	Term Loan, 6.63%, Maturing March 31, 2012	$3,145,124
UGS Corp.
4,881,480	Term Loan, 6.08%, Maturing March 31, 2012	4,959,281
UPC Broadband Holdings B.V.
2,560,000	Term Loan, 6.55%, Maturing September 30, 2012	2,584,934
		$64,109,528
Chemicals and Plastics — 2.1%
Brenntag AG
$2,475,000	Term Loan, 6.81%, Maturing December 9, 2011	$2,487,066
Celanese Holdings, LLC
4,978,509	Term Loan, 6.31%, Maturing April 6, 2011	5,056,920
Gentek, Inc.
612,330	Term Loan, 6.61%, Maturing February 25, 2011	617,229
875,000	Term Loan, 9.90%, Maturing February 25, 2012	864,062
Hercules, Inc.
827,400	Term Loan, 5.86%, Maturing October 8, 2010	837,949
Huntsman, LLC
5,488,405	Term Loan, 5.72%, Maturing August 16, 2012	5,524,178
Innophos, Inc.
521,125	Term Loan, 6.21%, Maturing August 13, 2010	527,531
Invista B.V.
4,441,024	Term Loan, 6.31%, Maturing April 29, 2011	4,515,966
1,926,813	Term Loan, 6.31%, Maturing April 29, 2011	1,959,328
ISP Chemco, Inc.
1,477,500	Term Loan, 5.83%, Maturing March 27, 2011	1,495,969
Kraton Polymer, LLC
2,669,902	Term Loan, 6.42%, Maturing December 23, 2010	2,713,288
Mosaic Co.
1,552,200	Term Loan, 5.23%, Maturing February 21, 2012	1,570,875
Nalco Co.
5,058,307	Term Loan, 5.81%, Maturing November 4, 2010	5,140,156
PQ Corp.
1,417,489	Term Loan, 6.06%, Maturing February 11, 2012	1,429,006
Rockwood Specialties Group, Inc.
3,795,925	Term Loan, 6.47%, Maturing December 10, 2012	3,861,169
Solo Cup Co.
3,414,171	Term Loan, 6.44%, Maturing February 27, 2011	3,429,535
Wellman, Inc.
750,000	Term Loan, 7.71%, Maturing February 10, 2009	764,375
Westlake Chemical Corp.
232,500	Term Loan, 6.39%, Maturing July 31, 2010	234,825
		$43,029,427

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Clothing / Textiles — 0.1%
Propex Fabrics, Inc.
$385,000	Term Loan, 6.28%, Maturing December 31, 2011	$385,963
St. John Knits International, Inc.
1,633,651	Term Loan, 6.56%, Maturing March 23, 2012	1,658,156
The William Carter Co.
1,040,625	Term Loan, 5.72%, Maturing July 14, 2012	1,054,609
		$3,098,728
Conglomerates — 1.6%
Amsted Industries, Inc.
$6,505,955	Term Loan, 6.62%, Maturing October 15, 2010	$6,598,125
Blount, Inc.
938,391	Term Loan, 6.57%, Maturing August 9, 2010	952,174
Euramax International, Inc.
857,850	Term Loan, 6.38%, Maturing June 28, 2012	851,722
501,316	Term Loan, 11.09%, Maturing June 28, 2013	493,796
248,684	Term Loan, 11.09%, Maturing June 28, 2013	244,954
Goodman Global Holdings, Inc.
1,339,875	Term Loan, 6.38%, Maturing December 23, 2011	1,360,811
Jarden Corp.
1,346,625	Term Loan, 5.69%, Maturing January 24, 2012	1,353,526
3,360,649	Term Loan, 6.02%, Maturing January 24, 2012	3,390,354
Johnson Diversey, Inc.
3,461,657	Term Loan, 5.46%, Maturing November 3, 2009	3,501,684
Penn Engineering & Manufacturing Corp.
583,115	Term Loan, 6.52%, Maturing May 25, 2011	590,404
Polymer Group, Inc.
2,327,083	Term Loan, 7.25%, Maturing April 27, 2010	2,363,928
2,500,000	Term Loan, 10.25%, Maturing April 27, 2011	2,556,250
PP Acquisition Corp.
4,318,041	Term Loan, 6.34%, Maturing November 12, 2011	4,327,757
Rexnord Corp.
3,313,494	Term Loan, 6.15%, Maturing December 31, 2011	3,356,294
US Investigations Services
800,000	Term Loan, 6.57%, Maturing October 14, 2012	809,000
		$32,750,779
Containers and Glass Products — 2.2%
Berry Plastics Corp.
$4,255,045	Term Loan, 5.86%, Maturing June 30, 2010	$4,308,233
BWAY Corp.
2,408,700	Term Loan, 6.31%, Maturing June 30, 2011	2,444,830
Consolidated Container Holding, LLC
1,234,375	Term Loan, 7.50%, Maturing December 15, 2008	1,250,576

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
Dr. Pepper/Seven Up Bottling Group, Inc.
$3,366,541	Term Loan, 6.16%, Maturing December 19, 2010	$3,418,302
Graham Packaging Holdings Co.
4,466,250	Term Loan, 6.56%, Maturing October 7, 2011	4,527,661
3,000,000	Term Loan, 8.25%, Maturing April 7, 2012	3,060,000
Graphic Packaging International, Inc.
11,268,591	Term Loan, 6.52%, Maturing August 8, 2009	11,386,912
IPG (US), Inc.
1,262,250	Term Loan, 6.12%, Maturing July 28, 2011	1,280,657
Owens-Illinois, Inc.
3,689,555	Term Loan, 5.67%, Maturing April 1, 2007	3,717,994
Smurfit-Stone Container Corp.
652,032	Term Loan, 2.10%, Maturing November 1, 2010	660,386
5,171,833	Term Loan, 5.72%, Maturing November 1, 2011	5,238,100
1,640,366	Term Loan, 5.88%, Maturing November 1, 2011	1,661,384
U.S. Can Corp.
1,477,500	Term Loan, 7.65%, Maturing January 15, 2010	1,484,888
		$44,439,923
Cosmetics / Toiletries — 0.4%
American Safety Razor Co.
$995,000	Term Loan, 6.61%, Maturing February 28, 2012	$1,010,547
Church & Dwight Co., Inc.
4,013,523	Term Loan, 5.82%, Maturing May 30, 2011	4,060,349
Prestige Brands, Inc.
1,748,375	Term Loan, 6.32%, Maturing April 7, 2011	1,772,415
Revlon Consumer Products Corp.
1,461,250	Term Loan, 9.86%, Maturing July 9, 2010	1,509,654
		$8,352,965
Drugs — 0.2%
Warner Chilcott Corp.
$3,212,095	Term Loan, 6.61%, Maturing January 18, 2012	$3,227,869
1,294,317	Term Loan, 6.77%, Maturing January 18, 2012	1,300,674
597,938	Term Loan, 6.77%, Maturing January 18, 2012	600,875
		$5,129,418
Ecological Services and Equipment — 0.7%
Alderwoods Group, Inc.
$606,399	Term Loan, 5.84%, Maturing September 29, 2009	$615,305
Allied Waste Industries, Inc.
1,598,250	Term Loan, 4.02%, Maturing January 15, 2010	1,608,794
4,229,611	Term Loan, 6.04%, Maturing January 15, 2012	4,257,730

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Ecological Services and Equipment (continued)
Envirocare of Utah, LLC
$1,812,386	Term Loan, 6.95%, Maturing April 15, 2010	$1,847,878
Environmental Systems, Inc.
1,227,369	Term Loan, 7.49%, Maturing December 12, 2008	1,250,767
1,000,000	Term Loan, 13.98%, Maturing December 12, 2010	1,020,000
IESI Corp.
1,764,706	Term Loan, 6.09%, Maturing January 20, 2012	1,787,868
Sensus Metering Systems, Inc.
128,780	Term Loan, 6.44%, Maturing December 17, 2010	130,309
825,425	Term Loan, 6.45%, Maturing December 17, 2010	835,227
		$13,353,878
Electronics / Electrical — 1.4%
AMI Semiconductor, Inc.
$2,420,411	Term Loan, 5.58%, Maturing April 1, 2012	$2,434,530
Aspect Software, Inc.
725,000	Term Loan, 6.56%, Maturing September 22, 2010	729,984
Communications & Power, Inc.
1,777,778	Term Loan, 6.03%, Maturing July 23, 2010	1,804,444
Enersys Capital, Inc.
1,555,313	Term Loan, 5.86%, Maturing March 17, 2011	1,569,894
Fairchild Semiconductor Corp.
8,961,034	Term Loan, 5.60%, Maturing December 31, 2010	9,028,242
Invensys International Holdings Limited
2,344,947	Term Loan, 7.79%, Maturing September 5, 2009	2,368,396
Rayovac Corp.
4,179,000	Term Loan, 6.00%, Maturing February 7, 2012	4,214,697
Security Co., Inc.
987,505	Term Loan, 7.31%, Maturing June 30, 2010	994,912
500,000	Term Loan, 11.25%, Maturing June 30, 2011	507,500
Telcordia Technologies, Inc.
2,621,825	Term Loan, 6.36%, Maturing September 15, 2012	2,600,523
United Online, Inc.
280,000	Term Loan, 7.03%, Maturing December 13, 2008	281,400
Vertafore, Inc.
1,434,300	Term Loan, 6.57%, Maturing December 22, 2010	1,450,436
500,000	Term Loan, 9.51%, Maturing December 22, 2011	511,250
Viasystems, Inc.
744,375	Term Loan, 8.38%, Maturing September 30, 2009	754,610
		$29,250,818
Equipment Leasing — 0.3%
Ashtead Group, PLC
$1,000,000	Term Loan, 6.06%, Maturing November 12, 2009	$1,010,833

Principal Amount	Borrower/Tranche Description	Value
Equipment Leasing (continued)
Maxim Crane Works, L.P.
$1,030,730	Term Loan, 9.63%, Maturing January 28, 2012	$1,056,498
United Rentals, Inc.
565,000	Term Loan, 3.80%, Maturing February 14, 2011	570,579
2,782,625	Term Loan, 6.32%, Maturing February 14, 2011	2,810,104
		$5,448,014
Farming / Agriculture — 0.0%
Central Garden & Pet Co.
$595,461	Term Loan, 5.78%, Maturing May 15, 2009	$604,021
		$604,021
Financial Intermediaries — 0.8%
AIMCO Properties, L.P.
$1,550,000	Term Loan, 5.72%, Maturing November 2, 2009	$1,564,531
4,500,000	Term Loan, 5.89%, Maturing November 2, 2009	4,560,471
Coinstar, Inc.
655,990	Term Loan, 6.10%, Maturing July 7, 2011	668,289
Corrections Corp. of America
1,266,364	Term Loan, 5.84%, Maturing March 31, 2008	1,282,193
Fidelity National Information Solutions, Inc.
7,766,000	Term Loan, 5.69%, Maturing March 9, 2013	7,801,708
		$15,877,192
Food Products — 1.3%
Acosta Sales Co., Inc.
$1,504,000	Term Loan, 5.98%, Maturing August 13, 2010	$1,522,800
Chiquita Brands, LLC
1,321,688	Term Loan, 6.57%, Maturing June 28, 2012	1,341,927
Del Monte Corp.
960,175	Term Loan, 5.73%, Maturing February 8, 2012	975,178
Dole Food Company, Inc.
1,292,070	Term Loan, 5.59%, Maturing April 18, 2012	1,304,344
Herbalife International, Inc.
319,275	Term Loan, 5.93%, Maturing December 21, 2010	323,765
Interstate Brands Corp.
625,000	Term Loan, 7.95%, Maturing July 19, 2006	628,906
3,884,640	Term Loan, 7.81%, Maturing July 19, 2007	3,915,717
Merisant Co.
5,440,213	Term Loan, 7.49%, Maturing January 11, 2010	5,372,211
Michael Foods, Inc.
1,146,673	Term Loan, 5.19%, Maturing November 21, 2010	1,166,023
3,000,000	Term Loan, 6.59%, Maturing November 21, 2011	3,043,125

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food Products (continued)
Pinnacle Foods Holdings Corp.
$4,754,014	Term Loan, 7.31%, Maturing November 25, 2010	$4,819,381
Reddy Ice Group, Inc.
2,130,000	Term Loan, 5.87%, Maturing August 9, 2012	2,152,631
		$26,566,008
Food Service — 1.0%
AFC Enterprises, Inc.
$1,945,125	Term Loan, 6.31%, Maturing May 11, 2011	$1,969,439
Buffets, Inc.
418,182	Term Loan, 6.78%, Maturing June 28, 2009	422,364
2,079,231	Term Loan, 7.16%, Maturing June 28, 2009	2,100,024
Burger King Corp.
1,067,325	Term Loan, 5.83%, Maturing June 30, 2012	1,079,713
Carrols Corp.
603,267	Term Loan, 6.56%, Maturing December 31, 2010	612,316
CKE Restaurants, Inc.
1,424,783	Term Loan, 6.00%, Maturing May 1, 2010	1,435,469
Denny's, Inc.
530,991	Term Loan, 7.30%, Maturing September 21, 2009	539,122
Domino's, Inc.
6,978,878	Term Loan, 5.81%, Maturing June 25, 2010	7,099,556
Gate Gourmet Borrower, LLC
963,491	Term Loan, 11.38%, Maturing December 31, 2008	964,696
Jack in the Box, Inc.
1,473,750	Term Loan, 5.57%, Maturing January 8, 2011	1,488,027
Maine Beverage Co., LLC
918,750	Term Loan, 5.77%, Maturing March 31, 2013	916,453
Weight Watchers International, Inc.
940,500	Term Loan, 5.67%, Maturing March 31, 2010	951,473
		$19,578,652
Food / Drug Retailers — 0.6%
Cumberland Farms, Inc.
$1,603,705	Term Loan, 6.14%, Maturing September 8, 2008	$1,607,714
3,972,552	Term Loan, 6.30%, Maturing September 8, 2008	3,994,897
General Nutrition Centers, Inc.
1,015,732	Term Loan, 6.80%, Maturing December 7, 2009	1,030,545
The Jean Coutu Group (PJC), Inc.
2,970,000	Term Loan, 6.50%, Maturing July 30, 2011	3,006,893
The Pantry, Inc.
2,039,542	Term Loan, 6.34%, Maturing March 12, 2011	2,072,685
		$11,712,734

Principal Amount	Borrower/Tranche Description	Value
Forest Products — 0.8%
Appleton Papers, Inc.
$2,305,051	Term Loan, 6.03%, Maturing June 11, 2010	$2,333,145
Boise Cascade Holdings, LLC
3,828,683	Term Loan, 5.79%, Maturing October 29, 2011	3,886,377
Escanaba Timber, LLC
700,000	Term Loan, 6.75%, Maturing May 2, 2008	700,875
Koch Cellulose, LLC
551,114	Term Loan, 5.36%, Maturing May 7, 2011	558,118
1,784,630	Term Loan, 5.77%, Maturing May 7, 2011	1,806,567
NewPage Corp.
3,092,250	Term Loan, 6.79%, Maturing May 2, 2011	3,123,173
RLC Industries Co.
2,042,431	Term Loan, 5.52%, Maturing February 24, 2010	2,055,196
Xerium Technologies, Inc.
2,329,163	Term Loan, 6.02%, Maturing May 18, 2012	2,361,918
		$16,825,369
Healthcare — 3.0%
Alliance Imaging, Inc.
$2,274,402	Term Loan, 6.41%, Maturing December 29, 2011	$2,299,989
AMR HoldCo, Inc.
850,725	Term Loan, 6.28%, Maturing February 10, 2012	858,169
Colgate Medical, Ltd.
606,065	Term Loan, 6.01%, Maturing December 30, 2008	612,126
Community Health Systems, Inc.
11,734,486	Term Loan, 5.61%, Maturing August 19, 2011	11,897,056
Concentra Operating Corp.
2,725,000	Term Loan, 6.05%, Maturing September 30, 2011	2,759,915
Conmed Corp.
1,332,484	Term Loan, 6.28%, Maturing December 31, 2009	1,350,250
Davita Inc.
8,375,000	Term Loan, 6.38%, Maturing October 5, 2012	8,508,766
Encore Medical IHC, Inc.
1,510,567	Term Loan, 6.62%, Maturing October 4, 2010	1,527,561
Envision Worldwide, Inc.
1,285,556	Term Loan, 9.01%, Maturing September 30, 2010	1,291,983
FHC Health Systems, Inc.
1,857,143	Term Loan, 9.87%, Maturing December 18, 2009	1,903,571
1,300,000	Term Loan, 11.87%, Maturing December 18, 2009	1,326,000
Genoa Healthcare Group, LLC
480,000	Term Loan, 7.23%, Maturing August 12, 2012	486,900
Hanger Orthopedic Group, Inc.
492,462	Term Loan, 7.75%, Maturing September 30, 2009	500,464
Healthcare Partners, LLC
438,750	Term Loan, 5.82%, Maturing March 2, 2011	442,726

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Healthsouth Corp.
$997,500	Term Loan, 6.53%, Maturing June 14, 2007	$1,003,423
280,000	Term Loan, 3.55%, Maturing March 21, 2010	281,663
Kinetic Concepts, Inc.
1,941,681	Term Loan, 5.78%, Maturing August 11, 2009	1,965,142
Knowledge Learning Corp.
4,117,628	Term Loan, 6.59%, Maturing January 7, 2012	4,139,933
Leiner Health Products, Inc.
1,110,938	Term Loan, 7.70%, Maturing May 27, 2011	1,110,243
Lifecare Holdings, Inc.
975,000	Term Loan, 6.13%, Maturing August 11, 2012	921,984
Lifepoint Hospitals, Inc.
4,820,215	Term Loan, 5.44%, Maturing April 15, 2012	4,855,937
Magellan Health Services, Inc.
277,778	Term Loan, 3.76%, Maturing August 15, 2008	280,903
378,472	Term Loan, 5.87%, Maturing August 15, 2008	382,730
Medcath Holdings Corp.
493,750	Term Loan, 6.29%, Maturing July 2, 2011	497,916
National Mentor, Inc.
833,056	Term Loan, 6.25%, Maturing September 30, 2011	843,470
Renal Advantage, Inc.
400,000	Term Loan, 6.44%, Maturing October 5, 2012	404,625
Select Medical Holding Corp.
2,064,625	Term Loan, 5.57%, Maturing February 24, 2012	2,068,354
Sunrise Medical Holdings, Inc.
1,999,773	Term Loan, 7.12%, Maturing May 13, 2010	2,002,273
Talecris Biotherapeutics, Inc.
1,189,025	Term Loan, 7.08%, Maturing March 31, 2010	1,191,998
Team Health, Inc.
1,727,429	Term Loan, 6.77%, Maturing March 23, 2011	1,731,747
Vanguard Health Holding Co., LLC
1,265,438	Term Loan, 6.21%, Maturing September 23, 2011	1,283,628
VWR International, Inc.
1,189,933	Term Loan, 6.69%, Maturing April 7, 2011	1,208,526
		$61,939,971
Home Furnishings — 0.7%
Interline Brands, Inc.
$3,398,234	Term Loan, 6.27%, Maturing December 31, 2010	$3,427,968
Knoll, Inc.
1,930,000	Term Loan, 5.88%, Maturing October 3, 2012	1,958,950
National Bedding Company, LLC
550,000	Term Loan, 8.99%, Maturing August 31, 2012	544,500
Sealy Mattress Co.
2,699,115	Term Loan, 5.73%, Maturing April 6, 2012	2,726,951

Principal Amount	Borrower/Tranche Description	Value
Home Furnishings (continued)
Simmons Co.
$4,832,775	Term Loan, 5.96%, Maturing December 19, 2011	$4,891,170
		$13,549,539
Industrial Equipment — 0.5%
Alliance Laundry Holdings, LLC
$546,975	Term Loan, 6.14%, Maturing January 27, 2012	$555,009
Colfax Corp.
2,289,805	Term Loan, 6.31%, Maturing November 30, 2011	2,313,179
Flowserve Corp.
2,500,000	Term Loan, 5.81%, Maturing August 10, 2012	2,536,720
Gleason Corp.
508,728	Term Loan, 6.74%, Maturing July 27, 2011	515,087
1,243,750	Term Loan, 9.42%, Maturing January 31, 2012	1,265,516
Itron, Inc.
253,465	Term Loan, 5.85%, Maturing December 17, 2010	255,524
Mainline, L.P.
772,000	Term Loan, 6.30%, Maturing December 17, 2011	783,580
MTD Products, Inc.
987,500	Term Loan, 5.63%, Maturing June 1, 2010	996,758
SPX Corp.
260,615	Term Loan, 6.06%, Maturing March 31, 2008	261,266
		$9,482,639
Insurance — 0.7%
Alliant Resources Group, Inc.
$1,580,000	Term Loan, 7.58%, Maturing August 31, 2011	$1,591,850
CCC Information Services Group
1,098,898	Term Loan, 6.83%, Maturing August 20, 2010	1,101,645
Conseco, Inc.
3,426,412	Term Loan, 5.97%, Maturing June 22, 2010	3,471,384
Hilb, Rogal & Hobbs Co.
1,959,937	Term Loan, 6.31%, Maturing December 15, 2011	1,983,211
U.S.I. Holdings Corp.
5,865,000	Term Loan, 6.74%, Maturing August 11, 2008	5,890,659
		$14,038,749
Leisure Goods / Activities / Movies — 2.5%
24 Hour Fitness Worldwide, Inc.
$2,020,000	Term Loan, 6.78%, Maturing June 8, 2012	$2,054,088
Alliance Atlantis Communications, Inc.
714,410	Term Loan, 5.83%, Maturing December 20, 2011	720,885
AMF Bowling Worldwide, Inc.
1,596,320	Term Loan, 6.76%, Maturing August 27, 2009	1,610,787

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Cinemark, Inc.
$1,970,000	Term Loan, 5.43%, Maturing March 31, 2011	$1,995,610
Fender Musical Instruments Co.
830,000	Term Loan, 8.72%, Maturing March 30, 2012	838,300
Loews Cineplex Entertainment Corp.
4,303,583	Term Loan, 6.17%, Maturing July 30, 2011	4,331,827
Metro-Goldwyn-Mayer Holdings
10,875,000	Term Loan, 6.27%, Maturing April 8, 2012	10,980,357
Regal Cinemas Corp.
9,042,911	Term Loan, 6.02%, Maturing November 10, 2010	9,148,180
Six Flags Theme Parks, Inc.
8,233,873	Term Loan, 6.71%, Maturing June 30, 2008	8,335,322
Universal City Development Partners, Ltd.
2,123,950	Term Loan, 6.01%, Maturing June 9, 2011	2,153,596
WMG Acquisition Corp.
900,000	Revolving Loan, 2.25%, Maturing February 28, 2010(2)	876,657
7,136,366	Term Loan, 5.85%, Maturing February 28, 2011	7,217,392
Yankees Holdings & YankeeNets, LLC
455,714	Term Loan, 6.36%, Maturing June 25, 2007	460,271
		$50,723,272
Lodging and Casinos — 2.1%
Alliance Gaming Corp.
$5,877,052	Term Loan, 6.77%, Maturing September 5, 2009	$5,877,052
Ameristar Casinos, Inc.
577,780	Term Loan, 6.06%, Maturing December 20, 2006	581,392
2,563,200	Term Loan, 6.06%, Maturing December 31, 2006	2,579,220
Boyd Gaming Corp.
4,922,688	Term Loan, 5.61%, Maturing June 30, 2011	4,987,298
CCM Merger, Inc.
1,132,163	Term Loan, 5.93%, Maturing April 25, 2012	1,143,131
CNL Resort Hotel, L.P.
1,790,000	Term Loan, 6.52%, Maturing August 18, 2006	1,794,475
Globalcash Access, LLC
845,912	Term Loan, 6.33%, Maturing March 10, 2010	858,865
Isle of Capri Casinos, Inc.
2,501,100	Term Loan, 5.84%, Maturing February 4, 2012	2,530,410
Marina District Finance Co., Inc.
2,828,625	Term Loan, 5.91%, Maturing October 14, 2011	2,852,196
Penn National Gaming, Inc.
7,925,000	Term Loan, 6.08%, Maturing October 3, 2012	8,033,969
Pinnacle Entertainment, Inc.
690,104	Term Loan, 7.04%, Maturing August 27, 2010	698,730
1,565,000	Term Loan, 7.09%, Maturing August 27, 2010	1,582,606

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Resorts International Holdings, LLC
$1,757,899	Term Loan, 6.53%, Maturing April 26, 2012	$1,760,975
1,065,000	Term Loan, 10.27%, Maturing April 26, 2013	1,056,015
Venetian Casino Resort, LLC
4,104,268	Term Loan, 5.77%, Maturing June 15, 2011	4,143,065
846,241	Term Loan, 5.77%, Maturing June 15, 2011	854,241
Wynn Las Vegas, LLC
1,410,000	Term Loan, 6.20%, Maturing December 14, 2011	1,426,744
		$42,760,384
Nonferrous Metals / Minerals — 0.8%
Carmeuse Lime, Inc.
$731,250	Term Loan, 6.00%, Maturing May 2, 2011	$736,734
Compass Minerals Group, Inc.
290,378	Term Loan, 6.47%, Maturing November 28, 2009	291,588
Foundation Coal Corp.
1,553,191	Term Loan, 5.85%, Maturing July 30, 2011	1,580,911
ICG, LLC
1,485,001	Term Loan, 6.69%, Maturing November 5, 2010	1,494,902
International Mill Service, Inc.
2,000,000	Term Loan, 10.09%, Maturing October 26, 2011	2,030,000
Magnequench International, Inc.
2,650,000	Term Loan, 7.36%, Maturing August 31, 2009	2,656,625
Murray Energy Corp.
975,100	Term Loan, 6.86%, Maturing January 28, 2010	981,804
Novelis, Inc.
1,465,677	Term Loan, 5.46%, Maturing January 6, 2012	1,483,197
2,547,910	Term Loan, 5.46%, Maturing January 6, 2012	2,578,365
Trout Coal Holdings, LLC
497,500	Term Loan, 6.55%, Maturing March 23, 2011	500,298
1,600,000	Term Loan, 10.00%, Maturing March 23, 2012	1,614,000
		$15,948,424
Oil and Gas — 2.0%
Coffeyville Resources, LLC
$850,000	Term Loan, 10.81%, Maturing June 24, 2013	$878,688
Dresser Rand Group, Inc.
1,154,354	Term Loan, 6.08%, Maturing October 29, 2011	1,173,834
Dresser, Inc.
1,631,252	Term Loan, 6.59%, Maturing March 31, 2007	1,647,564
El Paso Corp.
3,269,875	Term Loan, 5.27%, Maturing November 23, 2009	3,294,173
3,722,595	Term Loan, 6.81%, Maturing November 23, 2009	3,754,911

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas (continued)
Epco Holdings, Inc.
$1,335,000	Term Loan, 6.42%, Maturing August 18, 2010	$1,354,072
Kerr-McGee Corp.
1,995,000	Term Loan, 6.26%, Maturing May 24, 2007	2,000,700
5,167,050	Term Loan, 6.51%, Maturing May 24, 2011	5,190,948
Key Energy Services, Inc.
1,380,000	Term Loan, 7.02%, Maturing June 30, 2012(2)	1,401,563
LB Pacific, L.P.
1,089,525	Term Loan, 6.80%, Maturing March 3, 2012	1,109,954
Lyondell-Citgo Refining, L.P.
2,955,100	Term Loan, 5.51%, Maturing May 21, 2007	2,999,426
Petrohawk Energy Corp.
1,525,000	Term Loan, 8.50%, Maturing July 28, 2010	1,534,531
Universal Compression, Inc.
1,159,175	Term Loan, 5.59%, Maturing February 15, 2012	1,173,665
Williams Production RMT Co.
12,160,746	Term Loan, 6.20%, Maturing May 30, 2008	12,324,162
		$39,838,191
Publishing — 2.4%
American Media Operations, Inc.
$2,271,083	Term Loan, 6.81%, Maturing April 1, 2007	$2,298,524
CBD Media, LLC
1,497,224	Term Loan, 6.44%, Maturing December 31, 2009	1,519,682
Dex Media East, LLC
4,298,558	Term Loan, 5.78%, Maturing May 8, 2009	4,323,743
Dex Media West, LLC
7,613,231	Term Loan, 5.75%, Maturing March 9, 2010	7,658,697
Freedom Communications
2,071,658	Term Loan, 5.38%, Maturing May 18, 2012	2,090,821
Herald Media, Inc.
304,400	Term Loan, 6.78%, Maturing July 22, 2011	306,493
625,000	Term Loan, 9.78%, Maturing January 22, 2012	633,203
Liberty Group Operating, Inc.
1,449,280	Term Loan, 6.19%, Maturing February 28, 2012	1,464,074
Merrill Communications, LLC
1,481,602	Term Loan, 6.58%, Maturing February 9, 2009	1,501,511
Morris Publishing Group, LLC
2,887,500	Term Loan, 5.56%, Maturing September 30, 2010	2,919,083
4,466,250	Term Loan, 5.81%, Maturing March 31, 2011	4,488,581
Nebraska Book Co., Inc.
945,600	Term Loan, 6.70%, Maturing March 4, 2011	953,874
Newspaper Holdings, Inc.
2,300,000	Term Loan, 5.81%, Maturing August 24, 2011	2,300,000

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
R.H. Donnelley Corp.
$1,070,232	Term Loan, 5.81%, Maturing December 31, 2009	$1,077,645
4,931,345	Term Loan, 5.70%, Maturing June 30, 2011	4,970,229
Source Media, Inc.
1,862,735	Term Loan, 6.27%, Maturing August 30, 2012	1,889,512
250,000	Term Loan, 9.29%, Maturing August 30, 2012	254,297
SP Newsprint Co.
1,305,204	Term Loan, 4.03%, Maturing January 9, 2010	1,326,413
531,646	Term Loan, 6.53%, Maturing January 9, 2010	540,285
Sun Media Corp.
2,555,625	Term Loan, 6.24%, Maturing February 7, 2009	2,584,376
Xerox Corp.
4,500,000	Term Loan, 5.83%, Maturing September 30, 2008	4,545,000
		$49,646,043
Radio and Television — 2.0%
Adams Outdoor Advertising, L.P.
$2,459,691	Term Loan, 6.20%, Maturing October 15, 2011	$2,496,586
ALM Media Holdings, Inc.
1,164,150	Term Loan, 6.52%, Maturing March 5, 2010	1,166,091
Block Communications, Inc.
650,059	Term Loan, 6.27%, Maturing November 30, 2009	656,153
DirecTV Holdings, LLC
4,210,000	Term Loan, 5.43%, Maturing April 13, 2013	4,252,100
Emmis Operating Co.
5,533,188	Term Loan, 5.72%, Maturing November 10, 2011	5,578,493
Entravision Communications Co.
1,525,000	Term Loan, 5.55%, Maturing September 29, 2013	1,538,344
Gray Television, Inc.
3,291,750	Term Loan, 5.35%, Maturing December 31, 2012	3,309,239
HIT Entertainment, Inc.
2,000,000	Term Loan, 6.11%, Maturing March 20, 2012	2,007,500
NEP Supershooters, L.P.
1,898,008	Term Loan, 12.02%, Maturing August 3, 2011	1,888,518
Nexstar Broadcasting, Inc.
2,167,263	Term Loan, 5.77%, Maturing October 1, 2012	2,182,614
2,206,166	Term Loan, 5.77%, Maturing October 1, 2012	2,221,792
PanAmSat Corp.
5,714,914	Term Loan, 6.11%, Maturing August 20, 2011	5,795,283
Raycom TV Broadcasting, Inc.
2,350,000	Term Loan, 6.06%, Maturing February 24, 2012	2,367,625
Spanish Broadcasting System
1,500,000	Term Loan, 7.51%, Maturing June 10, 2013	1,522,500
Susquehanna Media Co.
1,990,000	Term Loan, 5.98%, Maturing March 9, 2012	2,001,817

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
Young Broadcasting, Inc.
$887,775	Term Loan, 5.77%, Maturing November 3, 2012	$895,358
		$39,880,013
Rail Industries — 0.3%
Kansas City Southern Industries, Inc.
$764,225	Term Loan, 5.34%, Maturing March 30, 2008	$772,106
Railamerica, Inc.
514,526	Term Loan, 5.88%, Maturing September 29, 2011	523,530
4,352,610	Term Loan, 5.90%, Maturing September 29, 2011	4,428,781
		$5,724,417
Retailers (Except Food and Drug) — 1.5%
American Achievement Corp.
$626,695	Term Loan, 6.52%, Maturing March 25, 2011	$629,829
Amscan Holdings, Inc.
977,625	Term Loan, 6.72%, Maturing April 30, 2012	983,735
Coinmach Laundry Corp.
4,402,881	Term Loan, 6.97%, Maturing July 25, 2009	4,466,172
FTD, Inc.
802,364	Term Loan, 6.19%, Maturing February 28, 2011	813,898
Harbor Freight Tools USA, Inc.
2,296,413	Term Loan, 6.30%, Maturing July 15, 2010	2,326,266
Home Interiors & Gifts, Inc.
1,090,861	Term Loan, 9.09%, Maturing March 31, 2011	1,002,228
Josten's Corp.
2,588,750	Term Loan, 5.94%, Maturing October 4, 2010	2,632,031
Mapco Express, Inc.
733,163	Term Loan, 8.50%, Maturing April 28, 2011	742,785
Movie Gallery, Inc.
1,281,787	Term Loan, 7.83%, Maturing April 27, 2011	1,256,285
Neiman Marcus Group, Inc.
1,125,000	Term Loan, 6.48%, Maturing April 5, 2013	1,132,313
Oriental Trading Co., Inc.
5,046,539	Term Loan, 6.31%, Maturing August 4, 2010	5,074,925
Rent-A-Center, Inc.
2,558,309	Term Loan, 5.46%, Maturing June 30, 2010	2,589,968
Riddell Bell Holdings, Inc.
495,000	Term Loan, 6.16%, Maturing September 30, 2011	503,044
Savers, Inc.
743,475	Term Loan, 7.65%, Maturing August 4, 2009	749,980
1,000,000	Term Loan, 12.22%, Maturing August 4, 2010	1,012,500
Travelcenters of America, Inc.
3,710,000	Term Loan, 5.71%, Maturing November 30, 2008	3,754,056
		$29,670,015

Principal Amount	Borrower/Tranche Description	Value
Surface Transport — 0.2%
Horizon Lines, LLC
$972,688	Term Loan, 6.27%, Maturing July 7, 2011	$987,886
Sirva Worldwide, Inc.
2,441,176	Term Loan, 7.53%, Maturing December 1, 2010	2,347,191
		$3,335,077
Telecommunications — 1.9%
AAT Communications Corp.
$1,420,000	Term Loan, 6.61%, Maturing July 29, 2013	$1,442,188
Alaska Communications Systems Holdings, Inc.
2,100,000	Term Loan, 6.02%, Maturing February 1, 2011	2,130,450
Centennial Cellular Operating Co., LLC
3,797,200	Term Loan, 6.34%, Maturing February 9, 2011	3,827,372
Cincinnati Bell, Inc.
750,000	Term Loan, 5.38%, Maturing August 31, 2012	755,156
Consolidated Communications, Inc.
2,648,439	Term Loan, 6.17%, Maturing July 27, 2015	2,684,856
Fairpoint Communications, Inc.
2,450,000	Term Loan, 5.81%, Maturing February 8, 2012	2,477,869
Hawaiian Telcom Communications, Inc.
905,000	Term Loan, 6.28%, Maturing October 31, 2012	916,171
Intelsat, Ltd.
992,501	Term Loan, 5.81%, Maturing July 28, 2011	1,002,840
Iowa Telecommunications Services
2,458,000	Term Loan, 5.71%, Maturing November 23, 2011	2,486,036
IPC Acquisition Corp.
540,000	Term Loan, 6.83%, Maturing August 5, 2011	543,150
Madison River Capital, LLC
620,000	Term Loan, 6.59%, Maturing July 29, 2012	629,171
NTelos, Inc.
1,806,350	Term Loan, 6.53%, Maturing February 18, 2011	1,822,156
Qwest Corp.
5,000,000	Term Loan, 8.53%, Maturing June 4, 2007	5,163,540
SBA Senior Finance, Inc.
2,761,916	Term Loan, 5.96%, Maturing October 31, 2008	2,772,848
SSA Global Technologies, Inc.
498,750	Term Loan, 5.97%, Maturing September 22, 2011	501,867
Stratos Global Corp.
1,646,000	Term Loan, 6.27%, Maturing December 3, 2010	1,651,659
Triton PCS, Inc.
2,744,263	Term Loan, 7.34%, Maturing November 18, 2009	2,772,133
Valor Telecom Enterprise, LLC
2,610,000	Term Loan, 5.80%, Maturing February 14, 2012	2,645,420
Westcom Corp.
953,125	Term Loan, 6.99%, Maturing December 17, 2010	959,678
1,000,000	Term Loan, 11.24%, Maturing May 17, 2011	1,019,375
		$38,203,935

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Utilities — 1.4%
Allegheny Energy Supply Co., LLC
$3,287,664	Term Loan, 5.79%, Maturing March 8, 2011	$3,327,116
Cellnet Technology, Inc.
708,225	Term Loan, 7.17%, Maturing April 26, 2012	713,537
Cogentrix Delaware Holdings, Inc.
1,720,424	Term Loan, 5.78%, Maturing January 14, 2012	1,743,901
Covanta Energy Corp.
1,263,252	Term Loan, 3.86%, Maturing June 24, 2012	1,281,411
1,019,194	Term Loan, 6.96%, Maturing June 24, 2012	1,033,845
875,000	Term Loan, 9.52%, Maturing June 24, 2013	876,094
Energy Transfer Company, L.P.
1,940,000	Term Loan, 6.81%, Maturing June 16, 2012	1,958,673
KGen, LLC
965,150	Term Loan, 6.65%, Maturing August 5, 2011	963,944
La Paloma Generating Co., LLC
59,016	Term Loan, 5.75%, Maturing August 16, 2012	59,562
360,000	Term Loan, 5.77%, Maturing August 16, 2012	363,330
28,672	Term Loan, 5.77%, Maturing August 16, 2012	28,937
NRG Energy, Inc.
2,091,996	Term Loan, 3.92%, Maturing December 24, 2011	2,106,814
2,640,798	Term Loan, 5.90%, Maturing December 24, 2011	2,659,503
Pike Electric, Inc.
957,670	Term Loan, 6.19%, Maturing July 1, 2012	969,641
721,500	Term Loan, 6.25%, Maturing July 1, 2012	730,519
Plains Resources, Inc.
2,072,515	Term Loan, 5.85%, Maturing December 17, 2010	2,104,898
Reliant Energy, Inc.
1,779,423	Term Loan, 6.11%, Maturing December 22, 2010	1,787,208
Texas Genco, LLC
1,585,124	Term Loan, 5.88%, Maturing December 14, 2011	1,593,050
3,828,026	Term Loan, 5.88%, Maturing December 14, 2011	3,847,167
		$28,149,150
	Total Senior Floating Rate Interests (identified cost $963,600,213)	$971,939,087
Mortgage Pass-Throughs — 50.4%
Principal Amount (000's omitted)	Security	Value
Federal Home Loan Mortgage Corp.:
$1,988	3.926%, with maturity at 2025(4)	$2,003,738
1,388	6.00%, with maturity at 2026	1,415,557
25,127	6.50%, with various maturities to 2025	26,051,300
150,928	7.00%, with various maturities to 2027(5)	157,523,644

Principal Amount (000's omitted)	Security	Value
$1,244	7.13%, with maturity at 2023	$1,316,173
52,015	7.50%, with various maturities to 2028	55,277,160
1,818	7.65%, with maturity at 2022	1,948,628
491	7.70%, with maturity at 2022	527,620
24,736	8.00%, with various maturities to 2030	26,770,975
29,194	8.50%, with various maturities to 2031	31,706,949
230	8.75%, with maturity at 2010	239,690
9,473	9.00%, with various maturities to 2031	10,364,298
8,340	9.50%, with various maturities to 2025	9,315,351
3,951	10.00%, with various maturities to 2022	4,450,069
2,606	10.50%, with various maturities to 2021	2,946,667
144	11.00%, with maturity at 2015	159,653
211	11.50%, with various maturities to 2020	237,419
2,452	12.00%, with various maturities to 2020	2,798,728
977	12.50%, with various maturities to 2015	1,122,517
425	13.00%, with maturity at 2015	497,131
32	13.50%, with maturity at 2014	36,702
158	14.00%, with maturity at 2014	189,599
		$336,899,568
Federal National Mortgage Assn.:
$10,679	4.128%, with maturity at 2036(4)	$10,754,012
8,492	5.149%, with maturity at 2022(4)	8,643,996
23,662	5.50%, with maturity at 2014	23,861,605
1,055	6.00%, with maturity at 2023	1,075,510
93,877	6.50%, with various maturities to 2029(5)	97,037,684
1,029	6.75%, with maturity at 2023	1,071,639
65,658	7.00%, with various maturities to 2028	68,818,600
21,163	7.50%, with various maturities to 2031	22,503,961
22,628	8.00%, with various maturities to 2029	24,319,877
139	8.25%, with maturity at 2018	149,404
5,604	8.44%, with maturity at 2027	6,149,630
23,978	8.50%, with various maturities to 2028	26,139,632
2,803	8.651%, with maturity at 2028	3,070,318
1,734	8.738%, with maturity at 2029	1,915,015
2,663	8.778%, with maturity at 2027	2,925,828
21,088	9.00%, with various maturities to 2026	23,196,710
1,195	9.302%, with maturity at 2024	1,305,824
8,591	9.50%, with various maturities to 2030	9,554,245
4,929	10.00%, with various maturities to 2021	5,571,288
3,223	10.235%, with maturity at 2025	3,643,729
3,659	10.323%, with maturity at 2019	4,090,403
4,437	10.50%, with various maturities to 2025	5,025,777
1,560	11.00%, with various maturities to 2020	1,770,862
141	11.25%, with maturity at 2016	159,395
4,164	11.50%, with various maturities to 2021	4,767,647
14	11.75%, with maturity at 2014	16,459

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
$638	12.00%, with various maturities to 2016	$737,714
492	12.50%, with various maturities to 2015	565,710
580	13.00%, with various maturities to 2015	677,631
169	13.50%, with various maturities to 2017	200,710
80	14.50%, with maturity at 2014	96,151
		$359,816,966
Government National Mortgage Assn.:
$7,443	6.00%, with maturity at 2024	$7,603,101
61,589	6.50%, with various maturities to 2024(5)	63,853,619
11,639	7.00%, with various maturities to 2024	12,244,932
36,454	8.00%, with various maturities to 2025	39,239,386
2,371	8.30%, with maturity at 2020	2,581,635
3,339	8.50%, with various maturities to 2022	3,660,466
15,845	9.00%, with various maturities to 2026	17,528,757
22,286	9.50%, with various maturities to 2026	25,014,537
1,499	10.00%, with maturity at 2019	1,706,654
		$173,433,087
Collateralized Mortgage Obligations:
$4,786	Federal Home Loan Mortgage Corp., Series 1497, Class K, 7.00%, 4/15/23	$5,007,983
7,822	Federal Home Loan Mortgage Corp., Series 1529, Class Z, 7.00%, 6/15/23	8,201,668
6,212	Federal Home Loan Mortgage Corp., Series 1620, Class Z, 6.00%, 11/15/23	6,298,553
1,164	Federal Home Loan Mortgage Corp., Series 1720, Class PJ, 7.25%, 1/15/24	1,186,648
1,021	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29	1,071,678
8,705	Federal Home Loan Mortgage Corp., Series 2182, Class ZB, 8.00%, 9/15/29	9,320,738
3,202	Federal Home Loan Mortgage Corp., Series 2198, Class ZA, 8.50%, 11/15/29	3,599,013
28,019	Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, 8/15/27	30,064,681
3,975	Federal Home Loan Mortgage Corp., Series 24, Class J, 6.25%, 11/25/23	4,092,745
921	Federal National Mortgage Assn., Series 1988-14, Class I, 9.20%, 6/25/18	999,064
914	Federal National Mortgage Assn., Series 1989-1, Class D, 10.30%, 1/25/19	1,018,243
1,827	Federal National Mortgage Assn., Series 1989-34, Class Y, 9.85%, 7/25/19	2,040,510
502	Federal National Mortgage Assn., Series 1990-27, Class Z, 9.00%, 3/25/20	546,417
421	Federal National Mortgage Assn., Series 1990-29, Class J, 9.00%, 3/25/20	456,494
2,060	Federal National Mortgage Assn., Series 1990-43, Class Z, 9.50%, 4/25/20	2,313,283

Principal Amount (000's omitted)	Security	Value
$720	Federal National Mortgage Assn., Series 1991-98, Class J, 8.00%, 8/25/21	$761,731
404	Federal National Mortgage Assn., Series 1992-103, Class Z, 7.50%, 6/25/22	425,997
749	Federal National Mortgage Assn., Series 1992-113, Class Z, 7.50%, 7/25/22	789,040
1,488	Federal National Mortgage Assn., Series 1992-185, Class ZB, 7.00%, 10/25/22	1,549,684
5,883	Federal National Mortgage Assn., Series 1992-77, Class ZA, 8.00%, 5/25/22	6,269,982
3,049	Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, 2/25/23	3,216,354
2,854	Federal National Mortgage Assn., Series 1993-22, Class PM, 7.40%, 2/25/23	3,001,249
3,976	Federal National Mortgage Assn., Series 1993-25, Class J, 7.50%, 3/25/23	4,188,768
8,999	Federal National Mortgage Assn., Series 1993-30, Class PZ, 7.50%, 3/25/23	9,511,586
6,448	Federal National Mortgage Assn., Series 1994-89, Class ZQ, 8.00%, 7/25/24	6,888,712
6,674	Federal National Mortgage Assn., Series 1996-57, Class Z, 7.00%, 12/25/26	7,061,680
3,903	Federal National Mortgage Assn., Series 1997-77, Class Z, 7.00%, 11/18/27	4,124,583
4,989	Federal National Mortgage Assn., Series 2001-37, Class GA, 8.00%, 7/25/16	5,253,446
2,445	Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, 7/25/23	2,563,561
1,308	Federal National Mortgage Assn., Series G92-44, Class Z, 8.00%, 7/25/22	1,393,835
2,128	Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, 7/25/22	2,275,736
4,666	Federal National Mortgage Assn., Series G93-29, Class Z, 7.00%, 8/25/23	4,909,220
9,000	Government National Mortgage Assn., Series 2002-45, Class PG, 6.00%, 3/17/32	9,171,942
1,399	Government National Mortgage Assn., Series 2005-72, Class E, 12.00%, 11/16/15	1,632,421
2,683	Merrill Lynch Trust, Series 45, Class Z, 9.10%, 9/20/20	2,685,157
		$153,892,402
	Total Mortgage Pass-Throughs (identified cost $1,039,038,326)	$1,024,042,023

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Corporate Bonds & Notes — 49.0%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.5%
Argo Tech Corp., Sr. Notes
$1,815	9.25%, 6/1/11	$1,878,525
Armor Holdings, Inc., Sr. Sub. Notes
1,895	8.25%, 8/15/13	2,056,075
BE Aerospace, Sr. Sub. Notes, Series B
660	8.00%, 3/1/08	661,650
Sequa Corp.
5,350	8.875%, 4/1/08	5,510,500
Standard Aero Holdings, Inc., Sr. Sub. Notes
325	8.25%, 9/1/14(6)	310,375
		$10,417,125
Air Transport — 0.4%
American Airlines
$3,615	7.80%, 10/1/06	$3,448,055
525	8.608%, 4/1/11	498,093
AMR Corp.
2,935	9.00%, 8/1/12	2,039,825
Delta Air Lines
199	7.779%, 11/18/05(7)	183,204
1,916	9.50%, 11/18/08(6)(7)	1,595,070
		$7,764,247
Automotive — 3.1%
Altra Industrial Motion, Inc.
$665	9.00%, 12/1/11(6)	$648,375
Commercial Vehicle Group, Inc., Sr. Notes
1,100	8.00%, 7/1/13(6)	1,083,500
Dana Credit Corp.
1,125	8.375%, 8/15/07(6)	1,096,875
Ford Motor Credit Co.
13,520	7.875%, 6/15/10	13,026,344
Ford Motor Credit Co., Variable Rate
7,690	7.26%, 11/2/07	7,646,105
General Motors Acceptance Corp.
575	6.125%, 9/15/06	573,437
435	7.00%, 2/1/12	422,501
10,850	8.00%, 11/1/31	11,232,018
Keystone Automotive Operations, Inc., Sr. Sub. Notes
1,080	9.75%, 11/1/13	1,055,700

Principal Amount (000's omitted)	Security	Value
Automotive (continued)
Metaldyne, Inc., Sr. Notes
$2,790	11.00%, 11/1/13(6)	$2,524,950
Tenneco Automotive, Global Shares, Series B
10,855	10.25%, 7/15/13	11,777,675
Tenneco Automotive, Inc., Sr. Sub Notes
2,680	8.625%, 11/15/14	2,572,800
TRW Automotive, Inc., Sr. Notes
2,230	9.375%, 2/15/13	2,408,400
TRW Automotive, Inc., Sr. Sub. Notes
3,900	11.00%, 2/15/13	4,377,750
United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	994,950
Visteon Corp., Sr. Notes
2,025	8.25%, 8/1/10	1,880,719
		$63,322,099
Brokers / Dealers / Investment Houses — 0.3%
CB Richard Ellis Services, Inc., Sr. Notes
$695	9.75%, 5/15/10	$764,500
CB Richard Ellis Services, Inc., Sr. Sub. Notes
2,600	11.25%, 6/15/11	2,821,000
E*Trade Financial Corp., Sr. Notes
785	8.00%, 6/15/11	800,700
Residential Capital Corp.
1,735	6.875%, 6/30/15(6)	1,829,899
		$6,216,099
Building and Development — 1.8%
Coleman Cable, Inc., Sr. Notes
$1,060	9.875%, 10/1/12(6)	$959,300
Dayton Superior Corp., Sr. Notes
7,170	10.75%, 9/15/08	6,990,750
General Cable Corp., Sr. Notes
2,110	9.50%, 11/15/10	2,236,600
MAAX Corp., Sr. Sub. Notes
1,150	9.75%, 6/15/12	914,250
Mueller Group, Inc., Sr. Sub. Notes
2,625	10.00%, 5/1/12	2,769,375
Mueller Holdings, Inc., Disc. Notes
1,440	14.75%, 4/15/14	1,058,400
Nortek, Inc., Sr. Sub Notes
5,715	8.50%, 9/1/14	5,486,400
NTK Holdings, Inc., Sr. Disc. Notes
2,575	10.75%, 3/1/14(6)	1,557,875

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Building and Development (continued)
Panolam Industries International, Sr. Sub. Notes
$2,215	10.75%, 10/1/13(6)	$2,159,625
Ply Gem Industries, Inc., Sr. Sub. Notes
1,850	9.00%, 2/15/12	1,507,750
RMCC Acquisition Co., Sr. Sub. Notes
4,330	9.50%, 11/1/12(6)	4,416,600
Stanley-Martin Co.
870	9.75%, 8/15/15(6)	804,750
WCI Communities, Inc., Sr. Sub. Notes
6,000	7.875%, 10/1/13	5,715,000
		$36,576,675
Business Equipment and Services — 1.5%
Hydrochem Industrial Services, Inc., Sr. Sub Notes
$2,430	9.25%, 2/15/13(6)	$2,235,600
Knowledge Learning Center, Sr. Sub. Notes
2,200	7.75%, 2/1/15(6)	2,057,000
Muzak LLC/Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09	4,515,000
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
5,100	9.875%, 8/15/11	5,457,000
NSP Holdings / NSP Holdings Capital Corp., Sr. Notes (PIK)
4,814	11.75%, 1/1/12	5,006,720
Safety Products Holdings, Sr. Notes (PIK)
985	11.75%, 1/1/12(6)	1,024,400
Sungard Data Systems, Inc., Sr. Notes
4,590	9.125%, 8/15/13(6)	4,681,800
Sungard Data Systems, Inc., Sr. Notes, Variable Rate
1,100	8.525%, 8/15/13(6)	1,133,000
Sungard Data Systems, Inc., Sr. Sub. Notes
3,940	10.25%, 8/15/15(6)	3,925,225
		$30,035,745
Cable and Satellite Television — 3.2%
Adelphia Communications Corp.
$2,500	10.25%, 6/15/11(7)	$1,731,250
CCO Holdings LLC/CCO Capital Corp., Sr. Notes
2,000	8.75%, 11/15/13	1,935,000
8,295	8.75%, 11/15/13(6)	8,025,412
Charter Communications Holdings II, LLC, Sr. Notes
2,755	10.25%, 9/15/10	2,775,662
CSC Holdings, Inc., Sr. Notes
2,970	7.875%, 12/15/07	3,059,100
5,000	8.125%, 7/15/09	5,137,500
3,300	7.00%, 4/15/12(6)	3,201,000

Principal Amount (000's omitted)	Security	Value
Cable and Satellite Television (continued)
CSC Holdings, Inc., Sr. Notes, Series B
$1,140	7.625%, 4/1/11	$1,148,550
CSC Holdings, Inc., Sr. Sub. Notes
3,130	10.50%, 5/15/16	3,372,575
Insight Communications, Sr. Disc. Notes
16,450	12.25%, 2/15/11	16,984,625
Kabel Deutschland GMBH
4,965	10.625%, 7/1/14(6)	5,368,406
Rainbow National Services, LLC, Sr. Notes
1,805	8.75%, 9/1/12(6)	1,904,275
Rainbow National Services, LLC, Sr. Sub. Debs.
6,490	10.375%, 9/1/14(6)	7,171,450
UGS Corp.
3,130	10.00%, 6/1/12	3,435,175
		$65,249,980
Chemicals and Plastics — 2.9%
Avecia Investments Ltd.
$121	11.00%, 7/1/09	$125,235
BCP Crystal Holdings Corp., Sr. Sub Notes
3,172	9.625%, 6/15/14	3,505,060
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
1,765	9.00%, 7/15/14(6)	1,745,144
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B
3,357	10.50%, 10/1/14	2,341,507
Equistar Chemical, Sr. Notes
7,000	10.625%, 5/1/11	7,665,000
Huntsman Advanced Materials, Sr. Notes
905	11.00%, 7/15/10	1,009,075
Huntsman International
6,000	9.875%, 3/1/09	6,330,000
Huntsman LLC
4,426	11.625%, 10/15/10	5,034,575
Innophos, Inc., Sr. Sub. Notes
340	8.875%, 8/15/14(6)	341,700
Koppers, Inc.
1,835	9.875%, 10/15/13	2,009,325
Lyondell Chemical Co.
995	11.125%, 7/15/12	1,114,400
Lyondell Chemical Co., Sr. Notes
1,892	10.50%, 6/1/13	2,154,515
Nalco Co., Sr. Sub. Notes
2,960	8.875%, 11/15/13(6)	3,037,700
Nova Chemicals Corp., Sr. Notes, Variable Rate
3,255	7.561%, 11/15/13(6)	3,303,825

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics (continued)
OM Group, Inc.
$11,180	9.25%, 12/15/11	$10,816,650
Polyone Corp., Sr. Notes
2,490	10.625%, 5/15/10	2,452,650
25	8.875%, 5/1/12	22,312
PQ Corp.
1,125	7.50%, 2/15/13(6)	1,040,625
Rhodia SA, Sr. Notes
870	10.25%, 6/1/10	930,900
Rockwood Specialties Group, Sr. Sub. Notes
991	10.625%, 5/15/11	1,065,325
Solo Cup Co., Sr. Sub. Notes
2,420	8.50%, 2/15/14	1,996,500
		$58,042,023
Clothing / Textiles — 1.7%
Levi Strauss & Co., Sr. Notes
$7,070	12.25%, 12/15/12	$7,794,675
2,590	9.75%, 1/15/15	2,628,850
Levi Strauss & Co., Sr. Notes, Variable Rate
2,575	8.804%, 4/1/12	2,568,562
Oxford Industries, Inc., Sr. Notes
10,775	8.875%, 6/1/11	11,098,250
Perry Ellis International, Inc., Sr. Sub. Notes
5,425	8.875%, 9/15/13	5,492,812
Phillips Van-Heusen, Sr. Notes
1,700	7.25%, 2/15/11	1,725,500
2,500	8.125%, 5/1/13	2,631,250
Quiksilver, Inc., Sr. Notes
1,525	6.875%, 4/15/15(6)	1,422,062
		$35,361,961
Conglomerates — 0.5%
Amsted Industries, Inc., Sr. Notes
$7,150	10.25%, 10/15/11(6)	$7,686,250
Goodman Global Holdings, Sr. Notes, Variable Rate
2,005	6.41%, 6/15/12(6)	1,974,925
Polypore, Inc., Sr. Sub Notes
390	8.75%, 5/15/12	345,150
		$10,006,325
Containers and Glass Products — 1.8%
Anchor Glass Container Corp.
$5,000	11.00%, 2/15/13(7)	$3,200,000

Principal Amount (000's omitted)	Security	Value
Containers and Glass Products (continued)
Crown Euro Holdings SA
$20,495	10.875%, 3/1/13	$24,132,862
Graphic Packaging International Corp., Sr. Sub. Notes
3,265	9.50%, 8/15/13	2,946,662
Intertape Polymer US, Inc., Sr. Sub. Notes
3,235	8.50%, 8/1/14	3,122,144
Pliant Corp. (PIK)
2,361	11.625%, 6/15/09(6)	2,562,206
US Can Corp., Sr. Notes
820	10.875%, 7/15/10	848,700
		$36,812,574
Cosmetics / Toiletries — 0.3%
Aearo Co. I, Sr. Sub. Notes
$1,665	8.25%, 4/15/12	$1,665,000
Samsonite Corp., Sr. Sub. Notes
2,280	8.875%, 6/1/11	2,359,800
WH Holdings Ltd./WH Capital Corp., Sr. Notes
1,119	9.50%, 4/1/11	1,219,710
		$5,244,510
Ecological Services and Equipment — 0.6%
Aleris International, Inc.
$1,550	10.375%, 10/15/10	$1,701,125
2,008	9.00%, 11/15/14	2,058,200
Allied Waste North America, Series B
4,480	8.875%, 4/1/08	4,692,800
Waste Services, Inc., Sr. Sub Notes
3,530	9.50%, 4/15/14(6)	3,512,350
		$11,964,475
Electronics / Electrical — 1.1%
Advanced Micro Devices, Inc., Senior Notes
$6,625	7.75%, 11/1/12	$6,658,125
Amkor Technologies, Inc., Sr. Notes
1,680	7.125%, 3/15/11	1,461,600
8,005	7.75%, 5/15/13	6,864,287
CPI Holdco, Inc., Sr. Notes, Variable Rate
1,320	9.67%, 2/1/15	1,300,550
Sanmina-SCI Corp., Sr. Notes
5,000	10.375%, 1/15/10	5,500,000
Stratus Technologies, Inc., Sr. Notes
775	10.375%, 12/1/08	786,625
		$22,571,187

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Equipment Leasing — 0.5%
Greenbrier Cos., Inc. (The)
$4,295	8.375%, 5/15/15	$4,434,587
United Rentals North America, Inc.
745	6.50%, 2/15/12	717,994
United Rentals North America, Inc., Sr. Sub. Notes
5,590	7.00%, 2/15/14	5,170,750
		$10,323,331
Farming / Agriculture — 0.6%
IMC Global, Inc.
$6,775	11.25%, 6/1/11	$7,384,750
UAP Holding Corp., Sr. Disc. Notes
5,535	10.75%, 7/15/12	4,843,125
		$12,227,875
Financial Intermediaries — 0.4%
Alzette, Variable Rate
$750	8.691%, 12/15/20(6)	$770,400
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	5.78%, 2/24/19(6)	762,508
Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	6.10%, 4/15/19(6)	1,000,000
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	6.20%, 1/15/19(6)	1,000,000
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
974	6.23%, 8/11/16(6)	973,583
Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	9.29%, 3/8/17	1,000,000
Centurion CDO 9 Ltd., Series 2005-9A
500	8.30%, 7/17/19	500,000
Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	4.055%, 7/30/16(6)	1,509,375
Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	5.97%, 3/21/17(6)	1,006,400
		$8,522,266
Food Products — 0.5%
American Seafood Group, LLC
$440	10.125%, 4/15/10	$466,400
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
4,240	11.50%, 11/1/11	3,286,000
Pierre Foods, Inc., Sr. Sub. Notes
3,225	9.875%, 7/15/12	3,273,375

Principal Amount (000's omitted)	Security	Value
Food Products (continued)
Pinnacle Foods Holdings Corp., Sr. Sub. Notes
$4,380	8.25%, 12/1/13	$4,073,400
		$11,099,175
Food / Drug Retailers — 0.2%
Rite Aid Corp.
$1,385	7.125%, 1/15/07	$1,391,925
2,170	8.125%, 5/1/10	2,180,850
		$3,572,775
Forest Products — 3.0%
Caraustar Industries, Inc.
$425	7.375%, 6/1/09	$410,125
Caraustar Industries, Inc., Sr. Sub. Notes
6,640	9.875%, 4/1/11	6,540,400
Domtar, Inc.
3,240	7.125%, 8/1/15	2,754,000
Georgia-Pacific Corp.
15,225	9.50%, 12/1/11	17,737,125
JSG Funding PLC, Sr. Notes
16,230	9.625%, 10/1/12	15,661,950
Newark Group, Inc., Sr. Sub. Notes
2,100	9.75%, 3/15/14	1,816,500
NewPage Corp.
7,180	10.00%, 5/1/12(6)	6,569,700
Norske Skog Canada Ltd., Sr. Notes, Series D
685	8.625%, 6/15/11	664,450
Stone Container Corp., Sr. Notes
8,045	9.25%, 2/1/08	8,226,012
Stone Container Finance Canada
1,150	7.375%, 7/15/14	1,026,375
		$61,406,637
Healthcare — 3.4%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
$3,470	10.00%, 2/15/15(6)	$3,799,650
CDRV Investors, Inc., Sr. Disc. Notes
4,145	9.625%, 1/1/15	2,321,200
Concentra Operating Corp., Sr. Notes
7,000	9.50%, 8/15/10	7,245,000
Healthsouth Corp., Sr. Notes
3,125	7.375%, 10/1/06	3,132,812
Inverness Medical Innovations, Inc., Sr. Sub. Notes
3,175	8.75%, 2/15/12	3,254,375

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Healthcare (continued)
Medical Device Manufacturing, Inc., Series B
$2,645	10.00%, 7/15/12	$3,107,875
Medquest, Inc.
4,795	11.875%, 8/15/12	4,759,037
National Mentor, Inc., Sr. Sub. Notes
2,470	9.625%, 12/1/12(6)	2,556,450
Quintiles Transnational Corp., Sr. Sub. Notes
9,690	10.00%, 10/1/13	10,743,787
Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13(6)	2,181,600
Service Corp. International, Sr. Notes
1,110	7.00%, 6/15/17(6)	1,107,225
Tenet Healthcare Corp., Sr. Notes
6,500	9.25%, 2/1/15(6)	6,191,250
US Oncology, Inc.
2,205	9.00%, 8/15/12	2,337,300
4,365	10.75%, 8/15/14	4,834,237
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes
4,730	9.00%, 10/1/14	4,954,675
Ventas Realty L.P. / Capital Corp., Sr. Notes
1,600	7.125%, 6/1/15	1,660,000
VWR International, Inc., Sr. Sub. Notes
4,125	8.00%, 4/15/14	4,021,875
		$68,208,348
Home Furnishings — 0.1%
Fedders North America, Inc.
$2,585	9.875%, 3/1/14	$1,919,362
		$1,919,362
Industrial Equipment — 1.0%
Case New Holland, Inc., Sr. Notes
$7,695	9.25%, 8/1/11	$8,137,463
Chart Industries, Inc., Sr. Sub. Notes
2,170	9.125%, 10/15/15(6)	2,159,150
Manitowoc Co., Inc. (The)
975	10.50%, 8/1/12	1,096,875
Milacron Escrow Corp.
1,635	11.50%, 5/15/11	1,414,275
Terex Corp.
5,265	10.375%, 4/1/11	5,646,713
Thermadyne Holdings Corp., Sr. Sub. Notes
2,825	9.25%, 2/1/14	2,542,500
		$20,996,976

Principal Amount (000's omitted)	Security	Value
Leisure Goods / Activities / Movies — 1.9%
AMC Entertainment, Inc., Sr. Sub. Notes
$2,235	9.875%, 2/1/12	$2,145,600
Loews Cineplex Entertainment Corp.
7,895	9.00%, 8/1/14	7,638,413
Marquee Holdings, Inc., Sr. Disc. Notes
5,965	12.00%, 8/15/14(6)	3,623,738
Six Flags Theme Parks, Inc., Sr. Notes
660	8.875%, 2/1/10	658,350
Universal City Development Partners, Sr. Notes
15,200	11.75%, 4/1/10	17,119,000
Universal City Florida Holding, Sr. Notes
830	8.375%, 5/1/10	854,900
Universal City Florida, Sr. Notes, Variable Rate
5,600	8.44%, 5/1/10	5,761,000
		$37,801,001
Lodging and Casinos — 2.9%
CCM Merger, Inc.
$2,700	8.00%, 8/1/13(6)	$2,686,500
Chukchansi EDA, Sr. Notes
800	14.50%, 6/15/09(6)	980,000
1,320	8.00%, 11/15/13(3)(6)	1,320,000
Chukchansi EDA, Sr. Notes, Variable Rate
3,080	8.04%, 11/15/12(3)(6)	3,080,000
Host Marriot L.P., Series O
445	6.375%, 3/15/15	433,875
Inn of the Mountain Gods, Sr. Notes
4,655	12.00%, 11/15/10	5,004,125
Majestic Star Casino LLC
5,555	9.50%, 10/15/10	5,464,731
Meristar Hospitality Operations/Finance
4,955	10.50%, 6/15/09	5,258,494
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
1,335	8.00%, 4/1/12	1,396,744
OED Corp./Diamond Jo LLC
3,830	8.75%, 4/15/12	3,734,250
San Pasqual Casino
3,405	8.00%, 9/15/13(6)	3,405,000
Seneca Gaming Corp., Sr. Notes
815	7.25%, 5/1/12(6)	836,394
Station Casinos, Sr. Sub. Notes
2,430	6.875%, 3/1/16	2,460,375
Trump Entertainment Resorts, Inc.
12,820	8.50%, 6/1/15	12,483,475

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos (continued)
Waterford Gaming LLC, Sr. Notes
$8,361	8.625%, 9/15/12(6)	$9,029,880
Wynn Las Vegas, LLC/Corp.
1,210	6.625%, 12/1/14	1,158,575
		$58,732,418
Nonferrous Metals / Minerals — 0.2%
Alpha Natural Resources, Sr. Notes
$1,370	10.25%, 6/1/12	$1,513,850
Novelis, Inc., Sr. Notes
3,360	7.50%, 2/15/15(6)	3,082,800
		$4,596,650
Oil and Gas — 2.8%
Aventine Renewable Energy Holdings, Inc., Variable Rate
$2,490	9.87%, 12/15/11(6)	$2,602,050
Clayton Williams Energy, Inc., Sr. Notes
1,110	7.75%, 8/1/13(6)	1,076,700
Coastal Corp.
345	7.50%, 8/15/06	349,313
Coastal Corp., Sr. Debs.
2,305	9.625%, 5/15/12	2,547,025
Dresser, Inc.
13,145	9.375%, 4/15/11	13,670,800
El Paso Corp.
1,515	6.95%, 12/15/07	1,532,044
El Paso Corp., Sr. Notes
1,745	7.625%, 8/16/07(6)	1,779,900
El Paso Production Holding Co.
500	7.75%, 6/1/13	517,500
Giant Industries
850	8.00%, 5/15/14	884,000
Hanover Compressor Co., Sr. Sub. Notes
6,755	0.00%, 3/31/07	5,995,063
Hanover Equipment Trust, Series B
675	8.75%, 9/1/11	718,875
Inergy L.P./Finance, Sr. Notes
3,980	6.875%, 12/15/14(6)	3,790,950
Ocean Rig Norway AS, Sr. Notes
1,120	8.375%, 7/1/13(6)	1,208,200
Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	2,190,550
Sonat, Inc.
5,000	7.625%, 7/15/11	5,050,000

Principal Amount (000's omitted)	Security	Value
Oil and Gas (continued)
Transmontaigne, Inc., Sr. Sub. Notes
$6,115	9.125%, 6/1/10	$6,084,425
United Refining Co., Sr. Notes
4,855	10.50%, 8/15/12	5,146,300
Williams Cos., Inc. (The)
1,085	8.75%, 3/15/32	1,257,244
		$56,400,939
Publishing — 1.4%
American Media Operations, Inc.
$1,040	8.875%, 1/15/11	$894,400
American Media Operations, Inc., Series B
7,375	10.25%, 5/1/09	7,024,688
CBD Media, Inc., Sr. Sub. Notes
1,335	8.625%, 6/1/11	1,361,700
Dex Media West LLC, Sr. Sub. Notes
4,565	9.875%, 8/15/13	5,055,738
Houghton Mifflin Co., Sr. Disc. Notes
500	11.50%, 10/15/13(6)	365,000
Houghton Mifflin Co., Sr. Sub. Notes
4,905	9.875%, 2/1/13	5,088,938
Jostens Holding Corp., Sr. Disc. Notes
1,250	10.25%, 12/1/13	909,375
WDAC Subsidiary Corp., Sr. Notes
1,405	8.375%, 12/1/14(6)	1,331,238
Xerox Corp.
3,000	9.75%, 1/15/09	3,330,000
Xerox Corp., Sr. Notes
1,855	7.125%, 6/15/10	1,938,475
1,485	7.625%, 6/15/13	1,566,675
		$28,866,227
Radio and Television — 1.9%
Advanstar Communications, Inc.
$6,980	10.75%, 8/15/10	$7,765,250
CanWest Media, Inc.
2,156	8.00%, 9/15/12	2,269,371
Echostar DBS Corp., Sr. Notes, Variable Rate
10,000	7.304%, 10/1/08	10,250,000
Emmis Communications Corp., Sr. Notes, Class A, Variable Rate
3,000	9.745%, 6/15/12	3,022,500
LBI Media, Inc.
1,820	10.125%, 7/15/12	1,942,850

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Radio and Television (continued)
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
$3,450	11.375%, 4/1/13	$2,501,250
Nextmedia Operating, Inc.
1,370	10.75%, 7/1/11	1,495,013
Paxson Communications Corp.
1,365	10.75%, 7/15/08	1,341,113
Paxson Communications Corp., Variable Rate
3,000	6.90%, 1/15/10(6)	3,007,500
Sirius Satellite Radio, Sr. Notes
5,425	9.625%, 8/1/13(6)	5,160,531
		$38,755,378
Retailers (Except Food and Drug) — 1.4%
Affinity Group, Inc., Sr. Sub. Notes
$3,860	9.00%, 2/15/12	$3,840,700
GSC Holdings Corp.
9,005	8.00%, 10/1/12(6)	8,802,388
GSC Holdings Corp., Variable Rate
5,405	7.875%, 10/1/11(6)	5,432,025
Neiman Marcus Group, Inc., Sr. Notes
870	9.00%, 10/15/15(6)	859,125
Neiman Marcus Group, Inc., Sr. Sub. Notes
5,405	10.375%, 10/15/15(6)	5,242,850
Penny (JC) Co., Inc.
1,875	8.00%, 3/1/10	2,035,054
Sonic Automotive, Inc., Sr. Sub. Notes
1,600	8.625%, 8/15/13	1,536,000
		$27,748,142
Steel — 0.3%
AK Steel Corp.
$2,000	7.75%, 6/15/12	$1,810,000
Ispat Inland ULC, Sr. Notes
2,102	9.75%, 4/1/14	2,385,770
Oregon Steel Mills, Inc.
1,140	10.00%, 7/15/09	1,228,350
		$5,424,120
Surface Transport — 0.4%
H-Lines Finance Holding, Sr. Disc. Notes
$1,531	11.00%, 4/1/13(6)	$1,266,903
Horizon Lines, LLC
3,967	9.00%, 11/1/12(6)	4,229,814

Principal Amount (000's omitted)	Security	Value
Surface Transport (continued)
OMI Corp., Sr. Notes
$1,105	7.625%, 12/1/13	$1,138,150
Quality Distribution LLC/QD Capital Corp., Variable Rate
1,815	8.65%, 1/15/12(6)	1,753,744
		$8,388,611
Telecommunications — 4.3%
AirGate PCS, Inc., Variable Rate
$1,080	7.90%, 10/15/11	$1,112,400
Alamosa Delaware, Inc., Sr. Disc. Notes
1,855	12.00%, 7/31/09	2,040,500
Alamosa Delaware, Inc., Sr. Notes
6,230	11.00%, 7/31/10	6,930,875
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
7,950	10.125%, 6/15/13	8,923,875
Digicel Ltd., Sr. Notes
1,100	9.25%, 9/1/12(6)	1,138,500
Inmarsat Finance PLC
2,493	7.625%, 6/30/12	2,533,511
Intelsat Bermuda Ltd., Sr. Notes
11,985	5.25%, 11/1/08	11,026,200
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
5,880	8.695%, 1/15/12(6)	5,982,900
IWO Escrow Co., Sr. Disc. Notes
2,230	10.75%, 1/15/15(6)	1,605,600
IWO Escrow Co., Variable Rate
575	7.90%, 1/15/12(6)	600,875
LCI International, Inc., Sr. Notes
4,695	7.25%, 6/15/07	4,659,788
New Skies Satellites NV, Sr. Sub. Notes
990	9.125%, 11/1/12	1,009,800
Qwest Capital Funding, Inc.
4,950	7.75%, 8/15/06	5,049,000
2,035	6.375%, 7/15/08	1,989,213
Qwest Communications International, Inc.
1,370	7.25%, 2/15/11	1,339,175
Qwest Communications International, Inc., Sr. Notes
9,010	7.50%, 2/15/14(6)	8,672,125
Qwest Corp.
2,000	8.875%, 3/15/12	2,205,000
Qwest Corp., Sr. Notes
3,230	7.875%, 9/1/11	3,399,575
1,940	7.625%, 6/15/15(6)	1,998,200
Qwest Corp., Sr. Notes, Variable Rate
1,000	7.12%, 6/15/13(6)	1,060,000

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Telecommunications (continued)
Qwest Services Corp.
$3,740	13.50%, 12/15/10	$4,291,650
Rogers Wireless, Inc.
490	7.50%, 3/15/15	527,975
Rogers Wireless, Inc., Variable Rate
1,314	6.995%, 12/15/10	1,366,560
Rural Cellular Corp., Variable Rate
2,000	8.37%, 3/15/10	2,055,000
Telemig Celular SA/Amazonia Celular SA
1,755	8.75%, 1/20/09(6)	1,816,425
UbiquiTel Operating Co., Sr. Notes
3,995	9.875%, 3/1/11	4,384,513
		$87,719,235
Utilities — 2.1%
AES Corp., Sr. Notes
$4,500	8.75%, 6/15/08	$4,713,750
6,000	9.50%, 6/1/09	6,480,000
4,005	8.75%, 5/15/13(6)	4,345,425
945	9.00%, 5/15/15(6)	1,030,050
Dynegy Holdings, Inc., Debs.
3,725	7.625%, 10/15/26	3,296,625
Dynegy Holdings, Inc., Sr. Notes
2,480	10.125%, 7/15/13	2,740,400
Mission Energy Holding Co.
3,290	13.50%, 7/15/08	3,824,625
NRG Energy, Inc.
1,505	8.00%, 12/15/13	1,647,975
Orion Power Holdings, Inc., Sr. Notes
12,415	12.00%, 5/1/10	14,649,700
		$42,728,550
	Total Corporate Bonds & Notes (identified cost $984,575,466)	$995,023,041
Convertible Bonds — 0.4%
Principal Amount	Security	Value
$1,300,000	Amkor Technologies, Inc.	$1,257,750
3,540,000	L-3 Communications Corp.(6)	3,575,400
1,155,000	Nortel Networks Ltd.	1,084,256

Principal Amount (000's omitted)	Security	Value
$1,065,000	XM Satellite Radio Holdings, Inc.	$925,219
2,100,000	XM Satellite Radio, Inc.(6)	1,824,375
	Total Convertible Bonds (identified cost, $9,064,780)	$8,667,000
Common Stocks — 0.3%
Shares	Security	Value
1,061	Crown Castle International Corp.(8)	$26,010
346,245	Trump Entertainment Resorts, Inc.(8)	5,943,296
	Total Common Stocks (identified cost, $4,301,472)	$5,969,306
Convertible Preferred Stocks — 0.0%
Shares	Security	Value
10,058	Crown Castle International Corp., (PIK)	$517,987
	Total Convertible Preferred Stocks (identified cost, $480,158)	$517,987
Miscellaneous — 0.0%
Shares	Security	Value
5,510,000	Trump Atlantic City(3)(8)	$212,135
	Total Miscellaneous (identified cost, $0)	$212,135
Commercial Paper — 0.7%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$14,904,000	11/01/05	General Electric Capital Corp.	4.02%	$14,904,000

Total Commercial Paper
(at amortized cost)  $  14,904,000

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 0.2%
Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,870,685	11/01/05	Investors Bank and Trust Company Time Deposit	4.03%	$2,870,685

Total Short-Term Investments (at amortized cost)	$2,870,685
Total Investments — 148.9% (identified cost $3,018,835,100)	$3,024,145,264
Less Unfunded Loan Commitments — (0.1)%	$(2,073,167)
Net Investments — 148.8% (identified cost $3,016,761,933)	$3,022,072,097
Other Assets, Less Liabilities — (9.4)%	$(191,422,086)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.4)%	$(800,267,790)
Net Assets Applicable to Common Shares — 100.0%	$2,030,382,221

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, Cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility, Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Adjustable rate mortgage.

(5)  All or a portion of these securities were on loan at October 31, 2005.

(6)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $227,531,945 or 11.2% of the Fund's net assets.

(7)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(8)  Non-income producing security.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of October 31, 2005

Assets
Investments, at value including $223,587,700 of securities on loan (identified cost, $3,016,761,933)	$3,022,072,097
Cash	7,642,975
Receivable for investments sold	12,119,406
Dividends and interest receivable	34,549,345
Prepaid expenses	94,714
Total assets	$3,076,478,537
Liabilities
Collateral for securities loaned	$229,070,736
Payable for investments purchased	14,955,710
Payable to affiliate for investment advisory fees	1,444,396
Payable to affiliate for Trustees' fees	2,788
Payable for open swap contracts	36
Accrued expenses	354,860
Total liabilities	$245,828,526
Auction preferred shares (32,000 shares outstanding) at liquidation value plus cumulative unpaid dividends	800,267,790
Net assets applicable to common shares	$2,030,382,221
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 111,783,982 shares issued and outstanding	$1,117,840
Additional paid-in capital	2,123,158,583
Accumulated net realized loss (computed on the basis of identified cost)	(105,692,065)
Accumulated undistributed net investment income	6,487,735
Net unrealized appreciation (computed on the basis of identified cost)	5,310,128
Net assets applicable to common shares	$2,030,382,221
Net Asset Value Per Common Share
($2,030,382,221 ÷ 111,783,982 common shares issued and outstanding)	$18.16

Statement of Operations

For the Six Months Ended
October 31, 2005

Investment Income
Interest	$86,268,827
Security lending income, net	3,667,357
Dividends	15,791
Total investment income	$89,951,975
Expenses
Investment adviser fee	$11,798,715
Trustees' fees and expenses	17,504
Preferred shares remarketing agent fee	1,008,219
Custodian fee	261,907
Printing and postage	123,159
Legal and accounting services	84,093
Transfer and dividend disbursing agent fees	34,317
Miscellaneous	46,153
Total expenses	$13,374,067
Deduct — Reduction of custodian fee	$20
Reduction of investment adviser fee	3,146,324
Total expense reductions	$3,146,344
Net expenses	$10,227,723
Net investment income	$79,724,252
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(2,845,535)
Swap contracts	22,000
Net realized loss	$(2,823,535)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(9,321,561)
Swap contracts	(36)
Net change in unrealized appreciation (depreciation)	$(9,321,597)
Net realized and unrealized loss	$(12,145,132)
Distributions to preferred shareholders from income	$(13,105,509)
Net increase in net assets from operations	$54,473,611

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended October 31, 2005 (Unaudited)	Year Ended April 30, 2005
From operations — Net investment income	$79,724,252	$152,928,823
Net realized gain (loss) from investments and swap contracts transactions	(2,823,535)	723,648
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(9,321,597)	(28,800,919)
Distributions to preferred shareholders from net investment income	(13,105,509)	(17,037,481)
Net increase in net assets from operations	$54,473,611	$107,814,071
Distributions to common shareholders — From net investment income	$(84,575,761)	$(178,863,995)
Total distributions to common shareholders	$(84,575,761)	$(178,863,995)
Capital share transactions — Reinvestment of distributions to common shareholders	$—	$12,625,234
Net increase in net assets from capital share transactions	$—	$12,625,234
Net decrease in net assets	$(30,102,150)	$(58,424,690)
Net Assets Applicable to Common Shares
At beginning of period	$2,060,484,371	$2,118,909,061
At end of period	$2,030,382,221	$2,060,484,371
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$6,487,735	$4,196,112

Statement of Cash Flows

Increase (Decrease) in Cash	Six Months Ended October 31, 2005 (Unaudited)
Cash Flows From (Used For) Operating Activities — Purchase of investments	$(815,426,079)
Proceeds from sales of investments and principal repayments	827,444,682
Interest received, including net securities lending income	105,551,575
Prepaid expenses	3,051
Facilities fees received	401,870
Operating expenses paid	(8,801,919)
Net decrease of short-term investments	22,380,352
Swap contract transactions	22,036
Payment of collateral for securities loaned, net	(28,696,406)
Decrease in unfunded commitments	(5,649,656)
Net cash from operating activities	$97,229,506
Cash Flows From (Used For) Financing Activities — Cash distributions paid	$(97,589,137)
Net cash used for financing activities	$(97,589,137)
Net increase (decrease) in cash	$(359,631)
Cash at beginning of year	$8,002,606
Cash at end of year	$7,642,975
Reconciliation of Net Increase (Decrease) in Net Assets From Operations to Net Cash From Operating Activities
Net increase in net assets from operations	$54,473,611
Distributions to preferred shareholders	13,105,509
Increase in receivable for investments sold	(3,834,940)
Increase in interest receivable	(1,039,672)
Decrease in prepaid expenses	3,051
Increase in payable to affiliate	778
Increase in payable for swaps	36
Increase in accrued expenses	1,425,026
Decrease in collateral for securities loaned	(28,696,406)
Decrease in unfunded commitments	(5,649,656)
Decrease in payable for investments purchased	(21,125,548)
Net decrease in investments	88,567,717
Net cash from operating activities	$97,229,506

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended October 31, 2005		Year Ended April 30,
	(Unaudited)(1)		2005(1)		2004(1)(2)
Net asset value — Beginning of period (Common shares)	$18.430		$19.070		$19.100	(3)
Income (loss) from operations
Net investment income	$0.713	(4)	$1.373	(4)	$1.061	(4)
Net realized and unrealized gain (loss)	(0.109	)(4)	(0.254	)(4)	0.426	(4)
Distribution to preferred shareholders from net investment income	(0.117)		(0.153)		(0.075)
Total income from operations	$0.487		$0.966		$1.412
Less distributions to common shareholders
From net investment income	$(0.757)		$(1.606)		$(1.345)
Total distributions to common shareholders	$(0.757)		$(1.606)		$(1.345)
Preferred and Common shares offering costs charged to paid-in capital	$—		$—		$(0.011)
Preferred Shares underwriting discounts	$—		$—		$(0.086)
Net asset value — End of period (Common shares)	$18.160		$18.430		$19.070
Market value — End of period (Common shares)	$16.780		$17.690		$17.810
Total Investment Return on Net Asset Value(5)	2.77%		5.29%		7.22	%(6)
Total Investment Return on Market Value(5)	(1.07)%		8.22%		0.13	%(6)

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended October 31, 2005		Year Ended April 30,
	(Unaudited)(1)		2005(1)	2004(1)(2)
Ratios/Supplemental Data† ††
Net assets applicable to common shares, end of period (000's omitted)	$2,030,382		$2,060,484	$2,118,909
Ratios (As a percentage of average net assets applicable to common shares):
Net expenses(7)	0.99	%(8)	1.01%	0.93	%(8)
Net expenses after custodian fee reduction(7)	0.99	%(8)	1.01%	0.93	%(8)
Net investment income(7)	7.69	%(8)	7.29%	6.02	%(8)
Portfolio Turnover	26%		60%	72%

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets applicable to common shares):
Expenses(7)	1.29	%(8)	1.31%	1.21	%(8)
Expenses after custodian fee reduction(7)	1.29	%(8)	1.31%	1.21	%(8)
Net investment income(7)	7.38	%(8)	6.99%	5.74	%(8)
Net investment income per share	$0.685		$1.316	$1.012

††  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Net expenses	0.71	%(8)	0.71%	0.67	%(8)
Net expenses after custodian fee reduction	0.71	%(8)	0.71%	0.67	%(8)
Net investment income	5.53	%(8)	5.16%	4.37	%(8)

†  The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average total net assets):
Expenses	0.93	%(8)	0.92%	0.88	%(8)
Expenses after custodian fee reduction	0.93	%(8)	0.92%	0.88	%(8)
Net investment income	5.32	%(8)	4.95%	4.16	%(8)
Senior Securities:
Total preferred shares outstanding	32,000		32,000	38,000
Asset coverage per preferred share(9)	$88,458		$89,395	$80,762
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, May 30, 2003, to April 30, 2004.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.900 per share paid by the shareholder from the $20.000 offering price.

(4)  For Federal Income tax purposes, net investment income per share was $0.894, $1.699 and $1.531, respectively, and net realized and unrealized loss per share was $0.290, $0.580 and $0.044, respectively. Computed using average common shares outstanding.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund, was organized as a Massachusetts business trust on March 12, 2003. The Fund's investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income. The Fund pursues its objectives by investing primarily in, mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities; senior, secured floating rate loans made to corporate and other business entities (Senior Loans); and corporate bonds of below investment grade quality (Non-Investment Grade Bonds). The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value.

Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan, interests in similar Senior Loans and the market environment, investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in 60 days or less are valued at

Eaton Vance Limited Duration Income Fund as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

amortized cost. If short-term debt securities were aquired with a remaining maturity of more then 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. OTC options are valued at the mean between the bid and asked price provided by dealers. Financial futures contracts and option thereon listed on commodity exchanges are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

B  Income — Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At April 30, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $67,366,920 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on April 30, 2012 ($26,481,368) and April 30, 2013 ($40,885,552).

At April 30, 2005, net capital losses of $10,947,188 attributable to security transactions incurred after October 31, 2004, are treated as arising on the first day of the Fund's taxable year ending April 30, 2006.

D  Investment Transactions — Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

E  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the Borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Offering Costs — Costs incurred by the Fund in connection with the offering of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

H  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the

Eaton Vance Limited Duration Income Fund as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

option. If a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Fund.

If the Fund enters into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

K  Reverse Repurchase Agreements — The Fund may enter into reverse repurchase agreements. Under such an agreement, the Fund temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed-upon price and time in the future. The Fund may enter into reverse repurchase agreements for temporary purposes, such as to Fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Fund's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Fund. The securities underlying such agreements continue to be treated as owned by the Fund and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Fund under reverse repurchase agreements is accrued daily.

L  Total Return Swaps — The Fund may enter into swap agreements to hedge against fluctuations in securities prices, interest rates or market conditions; to change the duration of the portfolio; to mitigate default risk; or for other risk management purposes. Pursuant to these agreements, the Fund makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Fund receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

M  Credit Default Swaps — The Fund may enter into credit default swap contracts for risk management purposes, including diversification. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of

Eaton Vance Limited Duration Income Fund as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

income and expense during the reporting period. Actual results could differ from those estimates.

O  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

P  Interim Financial Statements — The interim financial statements relating to October 31, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares (APS)

The Fund issued 7,600 shares of Auction Preferred Shares Series A, 7,600 shares of Auction Preferred Shares Series B, 7,600 shares of Auction Preferred Shares Series C, 7,600 shares of Auction Preferred Shares Series D, and 7,600 shares of Auction Preferred Shares Series E on July 25, 2003 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. As of October 31, 2005, 6,400 shares of Series A, 6,400 shares of Series B, 6,400 shares of Series C, 6,400 shares of Series D and 6,400 shares of Series E were outstanding. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates ranged from 2.75% to 3.70% for Series A Shares, from 2.70% to 3.85% for Series B Shares, from 2.80% to 3.84% for Series C Shares, from 2.75% to 3.90% for Series D Shares and from 2.70% to 3.60% for Series E Shares, during the six months ended October 31, 2005.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the Investment Company Act of 1940. The Fund pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  Distribution to Shareholders

The Fund intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on October 31, 2005 was 3.40%, 3.45%, 3.00%, 3.40% and 3.50%, for Series A, Series B, Series C, Series D and Series E Shares, respectively. For the six months ended October 31, 2005, the Fund paid dividends to Auction Preferred shareholders amounting to $2,618,493, $2,642,988, $2,625,633, $2,615,761, and $2,602,634 for Series A, Series B, Series C, Series D and Series E Shares, respectively, representing an average APS dividend rate for such period of 3.20%, 3.23%, 3.21%, 3.18% and 3.15%, respectively.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the different treatment for paydown gain/losses on mortgage-backed securities and the method for amortizing premiums.

Eaton Vance Limited Duration Income Fund as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The tax character of the distributions paid for the six months ended October 31, 2005 and the year ended April 30, 2005 was as follows:

	October 31, 2005	April 30, 2005
Distributions declared from:
Ordinary Income	$97,681,270	$195,901,476

During the six months ended October 31, 2005, accumulated distributions in excess of net investment income was decreased by $20,248,641 and accumulated net realized loss was increased by $20,248,641. This change had no effect on net assets or net asset value per share.

At October 31, 2005, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed income	$6,487,735
Unrealized loss	$(4,165,477)
Capital loss carryforwards(1)	$(67,366,920)

(1)  As of April 30, 2005

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.75% of the Fund's weekly gross assets, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended October 31, 2005, the fee was equivalent to 0.75% (annualized) of the Fund's average weekly gross assets for such period and amounted to $11,798,715.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% of average weekly gross assets of the Fund for the first five years of the Fund's operations 0.15% of average weekly gross assets of the Fund in year 6, 0.10% in year 7 and 0.05% in year 8. For the six months ended October 31, 2005, the Investment Adviser waived $3,146,324 of its advisory fee.

EVM serves as the administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund.

Certain officers and Trustees of the Fund are officers of the above organization.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $794,300,531 and $831,279,622, respectively, for the six months ended October 31, 2005.

6  Securities Lending Agreement

The Fund has established a securities lending agreement in which the Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and the Fund invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Fund offsets a portion of the interest income received and amounted to $4,562,403 for the six months ended October 31, 2005. At October 31, 2005, the value of the securities loaned and the value of the collateral amounted to $223,587,700 and $229,070,736, respectively. In the event of counterparty default, the Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Six Months Ended October 31, 2005 (Unaudited)	Year Ended April 30, 2005
Issued to shareholders electing to receive payments of distributions in Fund shares	—	669,036
Net increase	—	669,036

Eaton Vance Limited Duration Income Fund as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$3,026,237,574
Gross unrealized appreciation	$5,310,128
Gross unrealized depreciation	(9,475,605)
Net unrealized depreciation	$(4,165,477)

9  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, interest rate swaps and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2005 is as follows:

Credit Default Swaps
Notional Amount	Expiration Date	Description	Net Unrealized (Depreciation)
$2,000,000	3/20/2010	Agreement with Lehman Brothers	$(36)
		dated 5/18/05 to sell a credit default
		swap. The Fund will receive 2.4% per
		year, paid quarterly, times the notional
		amount.The Fund makes a payment of
		the notional amount only upon a default
		event on the reference entity, a
		Revolving Credit Agreement issued
		by Inergy, L.P.

At October 31, 2005, the Fund had sufficient cash and/or securities segregated to cover potential obligations arising from open swap contracts.

Eaton Vance Limited Duration Income Fund

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Limited Duration Income Fund

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Limited Duration Income Fund
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders

As of October 31, 2005, our records indicate that there are 149 registered shareholders and approximately 95,137 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbol

The American Stock Exchange symbol is EVV.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance Limited Duration Income Fund (the "Fund") and the investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  A independent report comparing the advisory fees of the Fund with those of comparable funds;

•  Information provided by Eaton Vance regarding Fund investment performance (including on a risk-adjusted basis) in comparison to a relevant peer group of funds;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described herein.

The Special Committee received information concerning the investment philosophy and investment process applied by Eaton Vance in managing the Fund. In this regard, the Special Committee considered Eaton Vance's in-house research capabilities as well as other resources available to Eaton Vance personnel, including research services that may be available to Eaton Vance as a result of securities transactions effected for the Fund and other investment advisory clients. The Special Committee concluded that Eaton Vance's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objective and policies. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at Eaton Vance were appropriate to fulfill effectively the duties of the investment adviser on behalf of the Fund.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management and administration services for the Fund and for all Eaton Vance funds as a group. The Special Committee noted in particular that the Fund benefits from a contractual waiver of advisory fees and other expenses effective during the first five years of the Fund's operations. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the investment adviser's profits with respect to the Fund, the implementation of breakpoints is not appropriate.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the approval of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Limited Duration Income Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President and Chief Executive Officer
James B. Hawkes
Vice President and Trustee
Scott H. Page
Vice President
Susan Schiff
Vice President
Payson F. Swaffield
Vice President
Mark S. Venezia
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer and Principal Financial
Accounting Officer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Limited Duration Income Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Limited Duration Income Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 43027

Providence, RI 02940-9653

(800) 331-1710

Eaton Vance Limited Duration Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

1856-12/05  CE-LDISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended.  Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park, Lynn A. Stout and Ralph E. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 16, 2005

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 16, 2005